                              [street TRACKS LOGO]










                                 ANNUAL REPORT

                                 JUNE 30, 2002

                                 [streetTRACKS annual report]

                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

Over the past year, financial markets were forced to contend with serious hardships including the events of September 11th and the subsequent "War on Terrorism", the continued economic downturn, and corporate bankruptcies and scandals. Investor confidence has grown skittish in the face of troubled capital markets and corporate irresponsibility. While corporate bankruptcies are at times unavoidable, this year has witnessed several that have ranked among the largest in U.S. history. Enron, K-Mart, and WorldCom had all once been considered staples in the sectors in which they operated. We have also witnessed one of the worst periods for corporate earnings in over 40 years, with companies announcing record layoffs, making dramatic cuts in expenses, slashing technology spending, and implementing wage cuts. Companies have taken measured steps, however, that may help profits in the second half of 2002.

In only two periods since 1926 have we seen three years of consecutive losses -- 1929-1932 and 1939-1941. We've now had two and a half years of falling equity prices and we're not in a global depression, nor are we in the midst of a world war. The conditions necessary for a global recovery are in place. Interest rates are at historic lows. Tax cuts and increased federal spending are stimulative. The consumer remains strong. The housing sector continues to surge ahead. Jobless claims have begun to drop and should be reflected in lower unemployment figures soon. Companies have purged unwanted inventories, reduced payrolls, and cut expenses. Durable goods orders rose sufficiently enough to suggest that businesses have finally resumed investing, at least in equipment. Longer work weeks, slower wage and salary gains, higher productivity, and cleaner balance sheets will work to the benefit of higher profit margins. Current earnings expectations are unreasonably low and in our opinion will likely rise in quarters ahead.

Ultimately, fundamentals drive the markets. Just as we witnessed back in the irrationally exuberant days of the tech rally, markets eventually attend to the economic and corporate fundamentals. The undue fear present in today's market will pass too. Despite prior periods of political, economic, and corporate troubles, equities have managed to produce superior long-term performance for those who have the patience to endure difficult times.

Equity markets were off for the fiscal year ending June 30, 2002. The broad market as represented by the S&P 500 was off -13.16%. The broader based Dow Jones Total Market Index suffered a return of -18.09%. Small caps, as represented by the Russell 2000, fared better but did not escape a negative return of -8.60%. Value stocks continued to dominate over growth stocks. The Dow Jones U.S. Large Cap Growth Index and Dow Jones U.S. Small Cap Growth Index returned -32.15% and -31.51% respectfully. Being small- and value-oriented helped propel the Dow Jones U.S. Small Cap Value Index to a 11.88% return while the Dow Jones U.S. Large Cap Value Index returned

                                 [streetTRACKS annual report]

-12.15%. Also noteworthy is the continued strong performance displayed by REIT securities. The Wilshire REIT Index returned 16.04% through June 2002.

Equity mutual funds as a whole lost $500.07 billion or 14% despite positive inflows for the year ended June 30th, 2002(1). ETFs, however, managed to attract assets in spite of declining markets. U.S. ETFs finished the fiscal year with 102 products and $89.6 billion in assets, up from 85 products and $75.4 billion in assets the prior year. Investors across the spectrum have found that, by utilizing ETFs, they can manage their overall portfolio asset allocation and risk management needs. We have seen large investment banks begin to offer asset allocation models employing ETFs as vehicles for exposure.

The asset level in the streetTRACKS fund family increased 12.40% for the fiscal year ended June 30(th), 2002. Assets stand at $327.8 million. Shares outstanding in the fund family increased from 4.2 million to 5.8 million shares. All of the funds performed in line with their stated investment objectives, again demonstrating that they are highly effective vehicles to gain asset exposure to well-defined segments of the market.

We look toward brighter days ahead in the capital markets and hope that you, our investors, have the investment options necessary to participate in the recovery. We look forward to working with you and the financial advisor community in continuing to promote these cost effective and tax efficient asset allocation tools.

Thank you for your continuing support of our efforts.

Agustin J. Fleites
President
StreetTRACKS Series Trust

(1) Source: Morgan Stanley & Co., ICI

                                 [streetTRACKS annual report]

                                MARKET OVERVIEW

During the 12 months ended June 30, 2002, investors witnessed a broad range of adverse geopolitical and economic events including the horrific terrorists attacks of September 11th. U.S. led military actions, simmering mid-east tensions, corporate accounting scandals and an absence of investor confidence depressed virtually all markets. Despite this confluence of negative events, the U.S. consumer remained a primary force in supporting the global economy.

U.S. Markets

During the second half of 2001, the Federal Reserve cut interest rates five times bringing the Federal Funds rate from 3.75% down to 1.75%, a level not seen in over 40 years. Near year-end, equity markets began to show signs of recovery as almost every sector rallied. Information technology showed the most significant upturn in November. The Energy, Industrial, and Consumer Discretionary sectors performed well in December. Growth outpaced value for large-capitalization stocks and value outpaced growth for mid and small-capitalization stocks. It was thought that the Fed's aggressive monetary easing had laid the groundwork for a recovery in 2002.

During the first quarter of 2002, with housing, auto, and retail sales at or near peak levels, equity markets produced some healthy returns with seven out of ten sectors rising. Consumer spending, fueled by record-high tax returns, low interest rates, healthy income gains, aggressive retail discounts, and appreciating home prices helped buoy investor confidence.

Economic data released during the second quarter of 2002, however, suggested that the nascent economic recovery was neither as strong nor as broad as once thought. Unemployment reached a seven-year high and housing and retail sales slowed. In addition, a series of corporate accounting scandals were more fully disclosed. As a result, U.S. equity markets tumbled throughout the second quarter as bad news surfaced on an almost daily basis. All sectors in the S&P 500, for example, declined and the overall index fell 13.4%. As equity markets continued to fall, the bond markets rallied. Interest rates fell in June with the ten year notes falling 25 basis points.

Global Markets

In the global markets, deteriorating business confidence, weakening industrial production, and signs of slowing employment growth confirmed the U.S.-led global slowdown. During the third quarter of 2001, European markets dismissed the notion that the Eurozone economy is largely immune from the effects of a tenuous U.S. environment. During the fourth quarter of 2001, European markets produced healthy returns, although not exceptionally robust. Even Japan's Nikkei Index advanced, despite the nation's credit woes.

                                 [streetTRACKS annual report]

                                MARKET OVERVIEW

While the beginning of the first half of 2002 showed signs of an economic recovery in Europe, similar to the U.S., European, Asian and emerging markets all dropped precipitously in June as well. While European economies tend to lag the U.S. by about two quarters, markets abroad are less burdened by the accounting concerns, technology implosion, and other factors weighing on the U.S. markets. A continued decline in the dollar has worked in favor of U.S. investors holding non-U.S. investments. The broad based MSCI EAFE Index outperformed all major U.S. indexes for the six months ending June 2002 with a return of -1.62%.

Despite market turmoil, the conditions necessary for a global recovery appear to be in place. Interest rates are very low. U.S. tax cuts and increased federal spending are simulative. Current earnings expectations appear to be unreasonably low. The housing sector continues to surge ahead, despite a slowing in growth and most importantly, the consumer remains strong.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the 12 month period ending June 30, 2002, the Fund returned -32.29% versus the Index which returned -32.15%. Substantial volatility during the past 12 months has made this a rocky year at best. During the past four quarters the Index has been down 24.85%, up 17.16%, down 4.57%, and finally down 19.25% during the last quarter. During the first half of 2002, March was the only period that has shown a positive return. As of the writing of this report daily volatility continues to be a fact of life in the markets. The year long slide in equity market values has been fueled by economic worries as well as fears about terrorism. More recently, concerns over the multiple scandals involving corporate malfeasance has resulted in additional downward pressure on the markets.

Value stocks have continued their dominance over growth stocks during the last 12 months. The only exception to this was during the fourth quarter of 2001 when large cap growth outperformed large cap value by nearly 12%. However, the remaining three quarters during the period combined to under perform value by as much as 20%. Consumer Staples was the only sector to have a positive impact on performance during the 12 month period ending June 30, 2002. The sector's positive 82 basis point contribution to return was due mostly to The Coca-Cola Co., and Wal-Mart Stores, Inc., which are both in the top ten largest stocks of the Index. However only 10 stocks, or less the 15 percent of the names in the Index had a positive contribution to the Funds' overall return. The three largest contributors to the Fund's negative performance were Information Technology (-37.77%), Consumer Discretionary (-31.82%), and Industrials (-35.73%). In combination these three sectors represented over 80% of the total negative return. In the Dow Jones U.S. Large Cap Growth Index, Wal-Mart Stores, Inc., Concord EFS Inc., Walgreen Co, and Capital One added the most value, while General Electric Co., Intel Corp., AOL Time Warner, Inc., Microsoft Corp., and EMC dragged the index down. With the exception of General Electric Co., the biggest detractors to the Fund's performance were, once again, mainly technology stocks.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -32.29%      -34.10%             -32.15%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -56.80%      -57.81%             -56.65%                      -36.26%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -32.29%      -34.10%             -32.15%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -38.09%      -38.92%             -37.97%                      -22.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9800.00                            9969.00
12/31/00                                                                   7395.00                            8882.00
3/31/01                                                                    5703.00                            7629.00
6/30/01                                                                    6252.00                            8039.00
9/30/01                                                                    4696.00                            6847.00
12/31/01                                                                   5498.00                            7508.00
3/31/02                                                                    5244.00                            7447.00
6/30/02                                                                    4233.00                            6354.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL         MICROSOFT     PFIZER,       AMERICAN              WAL-MART
                          ELECTRIC CO.    CORP.         INC.          INTERNATIONAL         STORES, INC.
                                                                      GROUP, INC.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,870,965      1,656,371     1,416,485     1,014,921             979,343
    ----------------------------------------------------------------------------------------------------------------
       % OF               11.39%          10.08         8.62          6.18                  5.96
       NET ASSETS
    --------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the 12 month period ending June 30, 2002, the Fund returned -12.31% versus the Index which returned -12.15%. Although to a lesser degree than growth, volatility during the past twelve months has still been a factor. The Index was essentially flat for the first three quarters of the fiscal year ended June 30, 2002. However this all changed when the last quarter slashed nearly 12 percent from the Fund's value. In general the year long slide in equity market values has been fueled by economic worries as well as fears about terrorism. More recently concerns over the multiple scandals involving corporate malfeasance has resulted in additional downward pressure on the markets.

Value stocks have continued their dominance over growth stocks during the last 12 months. The only exception to this was during the fourth quarter of 2001 when large cap growth outperformed value by nearly 12%. However, the remaining three quarters combined to under perform value by as much as 20%. Consumer Staples and Materials were the only sectors to have a positive impact on performance during the 12 month period ending June 30, 2002. Combined, the sectors +73 basis point contribution to return was due mostly to The Procter & Gamble Co., Anheuser-Busch Cos., Inc., and PepsiCo, Inc. The three largest contributors to the Fund's negative performance were Financials (-9.03%), Health Care (-15.49%) and Telecommunications (-29.14%). In combination these three sectors represented over 70% of the total negative return. In the Dow Jones U.S. Large Cap Value Index, The Procter & Gamble Co., Bank of America Corp., Anheuser-Busch Cos., Inc., Wells Fargo & Co., and PepsiCo, Inc. added the most value, while Citigroup, Inc., International Business Machines Corp., Tyco International Ltd., Bristol-Myers Squibb Co., and WorldCom dragged the Index down. Both Tyco International Ltd., and WorldCom have been in the headlines during past twelve months for Corporate Governance issues. The Fund's WorldCom position was liquidated on June 21, 2002, and accounted for a decline of 78 basis points in the Fund's performance. Tyco International Ltd., which is still in the Index, accounted for a decline of 133 basis points in the Fund's performance.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -12.31%      -11.93%             -12.15%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -12.72%      -12.50%             -12.47%                      -36.26%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -12.31%      -11.93%             -12.15%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -7.48%       -7.35%              -7.33%                      -22.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10175.00                            9969.00
12/31/00                                                                  10592.00                            8882.00
3/31/01                                                                    9812.00                            7629.00
6/30/01                                                                   10128.00                            8039.00
9/30/01                                                                    9422.00                            6847.00
12/31/01                                                                   9925.00                            7508.00
3/31/02                                                                   10079.00                            7447.00
6/30/02                                                                    8881.00                            6354.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,    JOHNSON &     INTERNATIONAL         THE PROCTER &
                          CORP.           INC.          JOHNSON       BUSINESS MACHINES     GAMBLE CO.
                                                                      CORP.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,603,044      1,870,734     1,476,031     1,156,104             1,088,567
    ----------------------------------------------------------------------------------------------------------------
       % OF               6.68%           4.80          3.79          2.97                  2.79
       NET ASSETS
    --------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the 12 month period ending June 30, 2002, the Fund return was -31.64% versus its Index return of -31.51%. The economic outlook has been pretty bleak over the past 12 months with a slowdown in production reaching across all sectors of the economy. The equity markets have been equally distressed with multiple scandals involving corporate malfeasance topping the daily headlines. The catalyst for investors to buy stocks has been absent, causing investors to re-allocate funds across other asset classes. U.S. unemployment stood at 5.90% as of June 30, 2002. For the 12 month period ending June 30, 2002, the small cap growth segment underperformed value, both large cap and small cap. The Index return of -31.51% for the twelve months ended June 30, 2002, outperformed the Dow Jones U.S. Large Cap Growth Index by 64 basis points. The Dow Jones U.S. Large Cap Growth Index return for the period was -32.15%. The Dow Jones U.S. Small Cap Value Index return was 11.88% for the 12 month period ending June 30, 2002, compared to the Dow Jones U.S. Small Cap Growth Index return of -31.51% for the same time period. Growth sectors had a difficult 12 months as investors returned to sectors that provided the greatest safety against a declining stock market.

Those sectors that provided the strongest returns were Consumer Non-Durables (+43.24%) and Consumer Durables (+24.14%). These sectors tend to do well in down markets due to the inelasticity of demand for those companies products. The notable performers in the Consumer Non-Durable sector include Dreyer's Grand Ice Cream, Inc. (+146.7%) and Constellation Brands, Inc. (+56.1%). The rise in Dreyer's Grand Ice Cream, Inc. was due to Nestle SA agreeing to acquire a controlling stake in Dreyer's Grand Ice Cream, Inc. in a deal valued at $2.4 billion. The deal will make Nestle one of the largest ice cream makers globally. One of the weakest returns in the sector was produced by Hain Celestial Group, Inc. (-15.9%). The Consumer Durables Sector saw strong performance from KB HOME (+71.7%) and Fossill, Inc. (+48.6%). KB HOME, one of the leading homebuilders, continues to see strong growth in home ownership due to lower interest rates. The sector that had the worst performance was the Communications sector with a -87.03% return. All the companies in the Communications sector had negative performance with weak returns from AirGate PCS, Inc. (-98.10%) and Leap Wireless International, Inc. (-96.40%). AirGate PCS, Inc. provides digital personal communication services and is a network partner of Sprint PCS. Leap Wireless International, Inc. is also a wireless communication provider that has stated it will require additional financing to build out additional cell sites and to expand the capacity of its wireless network.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -31.64%      -30.69%             -31.51%                       -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -45.97%      -46.45%             -45.77%                      -10.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -31.64%      -30.69%             -31.51%                      -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -29.65%      -30.01%             -29.51%                      -6.06%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9988.00                           10104.00
12/31/00                                                                   8019.00                            9449.00
3/31/01                                                                    6585.00                            8594.00
6/30/01                                                                    7893.00                            9832.00
9/30/01                                                                    5499.00                            7943.00
12/31/01                                                                   7307.00                            9679.00
3/31/02                                                                    6824.00                           10102.00
6/30/02                                                                    5396.00                            9057.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    -----------------------------------------------------------------------------------------------
       DESCRIPTION        CONSTELLATION     INVESTORS FINANCIAL     KB HOME     GENTEX     SEMTECH
                          BRANDS, INC.      SERVICES CORP.                      CORP.      CORP.
    -----------------------------------------------------------------------------------------------
       MARKET VALUE       $269,760          238,335                 230,095     228,193    213,547
    ---------------------------------------------------------------------------------------------------------
       % OF               1.25%             1.10                    1.06        1.05       0.99
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the 12 month period ending June 30, 2002, the return of the Fund was 11.54% versus its Index return of 11.88%. The economic outlook has been pretty bleak over the past 12 months with a slowdown in production reaching across all sectors of the economy. The equity markets have been equally distressed with multiple scandals involving corporate malfeasance topping the daily headlines. The catalyst for investors to buy stocks has been absent, causing investors to re-allocate funds across other asset classes. For the 12 month period ending June 30, 2002, the small cap value segment outperformed growth, both large cap and small cap. The Dow Jones U.S. Small Cap Value Index return for the period was 11.88% compared to the Dow Jones U.S. Small Cap Growth Index return of -31.51% and the Dow Jones U.S. Large Cap Value Index return of -12.15%. Small Cap value was clearly the place to be the past 12 months as evidenced by the vast outperformance over the large cap and growth segments of the market. The declining stock market, erosion of earnings growth and loss of investor confidence in corporate management and directors has placed new emphasis on company fundamentals and financial reporting requirements. Value stocks that were once considered too anemic may now be considered safe havens during these volatile times.

The best performing sector for the 12 month period ending June 30, 2002, was Energy Minerals (+30.55%). Strong performers in the Energy sector include Pennzoil-Quaker State Co (+93.1%) and Pioneer Natural Resources Co (+57.8%). Pennzoil-Quaker State Co shareholders agreed to a merger with Shell ND. The merger is expected to close in the second half of 2002. Other sectors that showed strong performance include Technology Services (+28.82%) and Consumer Non-Durables (+25.71%). Notable performers include CACI International, Inc. (+37.0%), Interstate Bakeries Corp. (+82.3%), and Ralcorp Holdings, Inc. (+66.8%). Weak performers in Consumer Non-Durables were Nautica Enterprises, Inc. (-36.4%) and Reebok International, Ltd. (-7.8%). Nautica Enterprises, Inc announced in April 2002 their intentions to buy Earl Jean Inc. for $45 million in cash and 1.12 million shares. The sector that had the largest contribution to return was Finance with a return of 14.95%. Strong performers in the Finance sector included Ohio Casualty Corp. (+61.4%), Fidelity National Financial Inc. (+57.4%), and Annaly Mortgage Management, Inc. (+56.7%). The weakest performers in the sector include Trenwick Group Ltd. (-66.6%), Fremont General Corp. (-34.2%), and MeriStar Hospitality Corp. (-31.5%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02           11.54%       10.80%             11.88%                       -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       38.61%       36.71%             39.73%                      -10.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02           11.54%       10.80%             11.88%                       -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       20.50%       19.56%             21.07%                       -6.06%
       (1)

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10195.00                           10104.00
12/31/00                                                                  11575.00                            9449.00
3/31/01                                                                   11449.00                            8594.00
6/30/01                                                                   12669.00                            9832.00
9/30/01                                                                   11504.00                            7943.00
12/31/01                                                                  13002.00                            9679.00
3/31/02                                                                   14477.00                           10102.00
6/30/02                                                                   14131.00                            9057.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION         GENERAL GROWTH       ASTORIA             PIONEER NATURAL     FIDELITY NATIONAL     HUMANA, INC.
                           PROPERTIES, INC.     FINANCIAL CORP.     RESOURCES CO.       FINANCIAL, INC.
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE        $455,124             453,155             446,002             441,420               393,517
    -----------------------------------------------------------------------------------------------------------------------
       % OF                0.84%                0.84                0.82                0.81                  0.73
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

       DESCRIPTION
    -------------------------------------
       MARKET VALUE
    ---------------------------------------------
       % OF
       NET ASSETS
    -----------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

As of June 30, 2002, the Fund had 65.8% of its assets invested in U.S. stocks, 31.7% in Continental Europe, and 2.5% in Japan. During the past year, the markets have been negatively impacted by acts of terrorism, global instability, accounting scandals and disappointing earnings announcements. Fears of further terrorist activity and a growing lack of faith regarding reported corporate earnings have caused widespread concerns of a slower than originally expected economic recovery. On a country level, the trying economic environment led to declines in every market except for France (+3.3%). This positive performance was caused by the return of TotalFina Elf S.A. (+17.3%). The relatively strong performance of the oil industry propelled this stock's return. Among the countries experiencing declines during this period, Finland was the worst performing country (-33.8%), with Nokia OYJ ADR as the only Finnish stock in this Fund, the declining earnings environment in the telecomm industry was responsible for this country's return. The Fund constituents in Germany (-23%) and the United States (-22.9%) also posted significant negative returns during the past year.

Considering the difficult economic conditions during the past year, it is hardly surprising that the ratio of double-digit declining issues to gaining was greater than 2.5:1. The three stocks with the largest declines were WorldCom (-94.5%), Tyco International Ltd. (-75.1%), and AOL Time Warner, Inc. (-72.2%). The aforementioned accounting scandals were the major contributing factor to the poor performance of both Tyco International Ltd and WorldCom. The impact of these declining issues was partially offset by the three best performing stocks which were The Procter & Gamble Co. (+43.4%), The Coca Cola Co. (+26.1%) and Novartis AG (+22.5%). Resiliency in the consumer segment was a major cause of the positive returns for these three stocks.

This resiliency led to Consumer Staples (+13.6%) being the best performing sector of this Fund. Within Consumer Staples, the best performing stock was The Procter & Gamble Co. The Energy sector was also able to post a positive return (+1.6%) during this period. The two worst performing sectors were Industrials (-36.4%) and Technology (-29.9%). The continued hesitancy by the corporate world to engage in capital spending was the primary cause of these two sector's declines. Tyco International Ltd. and General Electric Co. (-38.6%) were the primary causes of Industrial's decline whereas Intel Corp. (-37.3%) and International Business Machines Corp. (-35.8%) were the primary causes of Technology's return.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -19.92%      -20.03%             -19.16%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -32.24%      -32.50%             -31.65%                      -36.26%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -19.92%      -20.03%             -19.16%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.93%      -20.11%             -19.54%                      -22.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES GLOBAL TITANS INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9982.00                            9969.00
12/31/00                                                                   9147.00                            8882.00
3/31/01                                                                    8107.00                            7629.00
6/30/01                                                                    8446.00                            8039.00
9/30/01                                                                    7378.00                            6847.00
12/31/01                                                                   7967.00                            7508.00
3/31/02                                                                    7788.00                            7447.00
6/30/02                                                                    6764.00                            6354.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     MICROSOFT     PFIZER,     CITIGROUP,
                          ELECTRIC CO.     CORP.           CORP.         INC.        INC.
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,426,239       1,372,089       1,263,132                 985,180
                                                                        1,079,330
    -----------------------------------------------------------------------------------------------------
       % OF               5.66%            5.44            5.01          4.28        3.91
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve month period ending June 30, 2002, the Fund and its Index returned 15.53% and 16.04%, respectively. During this period, the strongest months were November 2001 and March 2002, while the weakest months were September and October of 2001. The best-performing sectors were Regional Malls (+25.0%) and Freestanding Retail (24.4%), while the worst performing were Apartments (+5.6%) and Focused Office (+9.4%). The best investment styles were yield and small-cap. In terms of capital flows, $4.0 billion of new equity capital was raised, $3.7 billion was raised from both closed- and open-end mutual funds, and $38.7 billion was raised in unsecured debt and CMBS debt. From a performance perspective, earnings growth was 1.4% in the latest quarter, and expected earnings growth for the full year declined to 1-3% from 4-5% at the beginning of the year. New supply appears to be stabilizing at a level of 27% below where it peaked in 2001. Demand, however, continues to be very weak as job formations are flat and are unlikely to pick up for sometime.

Fear and trepidation have ostensibly been woven into the fabric of current investor psyche. Daily headline news reports of accounting irregularities, earnings manipulation, and overall lack of operational clarity appears to be the engine that continues to drive down investor sentiment and hence overall broader market levels. We believe the corollary of a worrisome investment climate has directly contributed to the mirror-image-like performance of the REIT group. As mentioned, total returns have been strong with consistent investor capital flowing very strongly into the sector. In our opinion, investors continue to be attracted to real estate securities due to the simplicity of the business models, the visibility of earnings, and the relative clarity of operational figures.

In contrast to the investor sentiment that is driving REIT share price performance, commercial real estate fundamentals have considerably weakened over the past few quarters. This is most evident in the Office sector, with revised vacancy projections peaking at 16.4% by year's end, and rent levels projected to fall another 2.9%. In aggregate, the effects of a slackening demand environment will not allow for meaningful rental rate growth this year and probably a modest level of growth in 2003. Notwithstanding, earnings estimates for the REIT industry have largely incorporated an adequate level of conservatism and should in our view allow for modest yet positive growth.

No one expected REITs to be immune to the current economic slowdown, and in fact REIT earnings growth expectations for 2002 are currently half of what they were at the beginning of 2002. The consensus growth rate for 2002 fell to between 1%-3% down from an expectation of between 5%-6% growth. While the revisions are by no means positive for the group, relative to other sectors the absence of negative earnings growth should prove attractive. This lower but still positive growth rate is continued proof that the limited new supply of real estate developed in the past few years, combined with the contractual nature of REIT revenues, or leases, positions REITs to produce stable cash flows in changing economic environments.

While REIT share prices have continued to move towards what we would consider fair value, we believe REITs are still not near the level of overvaluation we experienced in 1997, which led to two years of significant under-performance in 1998 and 1999. Multiples are still nowhere near the highs reached during the REIT peak of 1997. REIT share prices are currently trading in-line with the estimated underlying value of their respective real estate portfolios, and the dividend is still attractive at just under 6.1%.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

Arguably one of the most notable events to impact the REIT market in the past twelve months was Standard & Poor's decision to include REITs in the S&P 500 Index. On October 9, 2001, Standard & Poors added Equity Office Properties to the S&P 500, and stated their intention of adding more REITs to the index in the future. S&P made good on this promise by adding Equity Residential Properties to the index the following month and Simon Property Group in 2002. S&P had long considered REITs to be passive investment vehicles, and not entities where management teams were bound by the same economic and strategic forces found in main stream corporate structures. In reversing this position, S&P has given support to the argument that recent legislation and macro changes in the REIT market have allowed REITs to become competitive entities with the potential to create significant shareholder value. One of the most important aspects of this inclusion comes from the added exposure REITs will gain, and the fact that most money managers who are benchmarked against the S&P 500 will no longer be able to totally ignore REITs.

The second event worth touching on is the economic recession of 2001. The health of the real estate market in the U.S. changed drastically last year as a direct result of the economic downturn. Most property types experienced an abrupt and precipitous fall-off in demand, and in turn vacancy rates increased while market rent levels subsided. For example, the office vacancy rate started 2001 at approximately 7.3% (an all time low) and end the second quarter of 2002 around 15%. Many tenants leased space in the fourth quarter of 2000 in anticipation of growth that never materialized. As these companies went from rapid expansion (or hiring) to a swift contraction (or layoffs), it became apparent that space needs were grossly overestimated. In an effort to cut costs these tenants put space back on the market in an attempt to sublease the space. While the other major property types have not experienced the same relative slackening in demand, vacancies have ticked up across the board.

Finally, a review of the past twelve months would not be complete without discussing the impact the September 11th terrorist attacks had on real estate. Even without the tragic events of September 11th, as mentioned, real estate fundamentals had been declining rather rapidly. The slowing economy was causing vacancy rates to rise and rental rate growth to come to a halt across most property types and in most geographic regions. The events of September 11th only accelerated this slide.

The biggest gainers in the Fund included Center Trust (+68.94%), Tanger Factory Outlets (+47.35%), and Chelsea GCA Realty (+39.88%). The biggest losers for the Fund were Prime Group Realty (-29.47%), Post Properties (-117%), and Summit Properties (-2.93%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02              15.53%         16.73%            16.04%                     -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      25.37%         25.95%            26.04%                     -2.90%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2002.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02              15.53%         16.73%            16.04%                     -6.42%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      21.21%         21.69%            21.76%                     -2.47%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2002.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
4/23/01                                                                   10000.00                           10000.00
6/30/01                                                                   11122.00                           11049.00
9/30/01                                                                   10849.00                            8927.00
12/31/01                                                                  11364.00                           10877.00
3/31/02                                                                   12301.00                           11354.00
6/30/02                                                                   12849.00                           10179.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    ------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE        EQUITY RESIDENTIAL     SIMON PROPERTY     VORNADO             ARCHSTONE-
                          PROPERTIES TRUST                            GROUP, INC.        REALTY TRUST        SMITH TRUST
    ------------------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $2,803,996           1,765,394              1,449,912          1,100,207           1,050,965
    ------------------------------------------------------------------------------------------------------------------------------
       % OF               8.6%                 5.41                   4.44               3.37                3.22
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
The streetTRACKS Morgan Stanley Technology Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -42.77% for the fiscal year ending June 30, 2002. The Index returned -42.51% for the same period. The first half of this roller coaster of a year began with large losses (-35.46%) in the third quarter of 2001 followed by subsequent large gains (+35.54%) in the fourth quarter of 2001. 2002 began with moderate losses of -10.38% for the first quarter of 2002, which continued deeper into negative territory with a return of -26.99% for the second quarter of 2002.

The best performing sector for the fiscal year ending June 30, 2002 was Consumer Durables (+0.59%), due entirely to video game maker Electronic Arts, which rose 14.08% and was subsequently added to the S&P 500 effective July 19, 2002. The worst performing economic sector, with a cumulative index weight of 59%, was Electronic Technology, with a return of -47.27% for the year. Nortel Networks Corp. led this sector on the downside, with a return of -83.94% for the year, culminating in its deletion from the S&P 500 on July 19, 2002.

Notable contributors to negative performance include Micron Technology, Inc. (-50.80%), Lucent Technologies, Inc. (-66.98%) Juniper Networks, Inc. (-81.83%), and AOL Time Warner, Inc. (-72.25%). Interestingly, computer makers Dell Computer Corp., Apple Computers, Inc., Hewlett-Packard Co., and Compaq held their own throughout the year, posting mostly flat returns.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE AS OF JUNE 30, 2002

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -42.77%      -43.13%          -42.51%                     -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -65.00%      -65.00%          -64.92%                     -36.26%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -42.77%      -43.13%          -42.51%                     -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -45.10%      -45.10%           45.03%                     -22.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9725.00                            9969.00
12/31/00                                                                   6876.00                            8882.00
3/31/01                                                                    5391.00                            7629.00
6/30/01                                                                    5948.00                            8039.00
9/30/01                                                                    3839.00                            6847.00
12/31/01                                                                   5203.00                            7508.00
3/31/02                                                                    4663.00                            7447.00
6/30/02                                                                    3404.00                            6354.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    ---------------------------------------------------------------------------------------------------
       DESCRIPTION        INTUIT, INC.     ELECTRONIC     MOTOROLA,     FIRST DATA     APPLIED
                                           ARTS           INC.          CORP.          MATERIALS, INC.
    ---------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,698,503       2,586,980      2,242,771     2,220,951      2,219,786
    -------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.07%            4.86           4.21          4.17           4.17
    -------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
The streetTRACKS Morgan Stanley Internet Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -61.79% for the fiscal year ending June 30, 2002. The Index returned -61.24% for the same period. The first half of this roller coaster of a year began with large losses (-56.33%) in the third quarter of 2001 followed by subsequent large gains (+58.93%) in fourth quarter of 2001. 2002 began with moderate losses of -14.08% for the first quarter of 2002, which continued deeper into negative territory with a return of -35.93% for the second quarter of 2002.

The best performing sectors for the fiscal year ending June 30, 2002, were Commercial Services (-53.86%) and Consumer Services (-56.11%), with only one company in the group, Expedia, Inc., posting positive returns for the year (+27.23%). The worst performing economic sectors were Electronic Technology and Technology services, with returns of -71.56% and -67.68%, respectively.

Interestingly, one third of the Index's 29 constituents fell by more than 80% over the course of the year: WorldCom, Inc.-WorldCom Group (-94.15%), Homestore (-95.88%), Ciena Corp. (-88.97%), Juniper Networks, Inc. (-81.83%), At Home (-99.91%), CNET Networks, Inc. (-84.69%), Exodus Communications (-99.37%), Genuity (-93.91%), i2 Technologies, Inc. (-92.53%), Inktomi (-90.82%), Sapient Corp. (-89.13%), VeriSign, Inc. (-88.02%) and VerticalNet (-93.57%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -61.79%      -63.27%             -61.24%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -88.75%      -89.37%             -88.44%                      -36.26%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -61.79%      -63.27%             -61.24%                      -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -71.29%      -72.21%             -70.86%                      -22.68%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     MORGAN STANLEY INTERNET INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               MORGAN STANLEY INTERNET INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9539.00                            9969.00
12/31/00                                                                   4147.00                            8882.00
3/31/01                                                                    2423.00                            7629.00
6/30/01                                                                    2808.00                            8039.00
9/30/01                                                                    1226.00                            6847.00
12/31/01                                                                   1949.00                            7508.00
3/31/02                                                                    1675.00                            7447.00
6/30/02                                                                    1073.00                            6354.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION   FREEMARKETS,        E.PIPHANY,           EMC                  ORACLE
                     INC.                INC.                 CORP.                CORP.         DOUBLECLICK,
                                                                                                 INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET        $240,521            236,244              229,007
       VALUE                                                                      222,147       222,068
    -----------------------------------------------------------------------------------------------------------
       % OF          5.00%               4.91                 4.76                 4.62          4.62
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -16.69% for the fiscal year ending June 30, 2002. The Index returned -16.64% for the same period. The first half of the fiscal year began with losses (-13.53%) in the third quarter of 2001 followed by a subsequent reversal (+9.47%) in the fourth quarter of 2001. 2002 began with a mixed start, with a net gain of +0.75% for the first quarter of 2002, followed by a return of -12.64% for the second quarter of 2002.

The best performing sectors for the fiscal year ending June 30, 2002 were Consumer Non-Durables (+15.65%) and Health Services (+26.30%), as investors retreated to quality companies with measurable earnings. The worst performing economic sectors were Electronic Technology and Consumer Services, with returns of -32.73% and -39.85%. The tech bubble took its toll on electronics companies, while fear of another Enron scandal battered the opaque financial giants.

The biggest contributors to positive performance were Wal-Mart Stores, Inc. (+12.73%), The Procter & Gamble Co. (+41.05%), The Coca-Cola Co. (+24.44%), Bank of America Corp. (+17.21%), and Lockheed Martin Corp. (+87.58%). The worst performing companies included Citigroup, Inc. (-26.57%), Microsoft Corp. (-25.07%), Intel Corp. (-37.54%), AOL Time Warner, Inc. (-72.25%) and General Electric Co. (-40.41%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -16.69%          -17.36%            -16.64%                    -13.16%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -22.86%          -23.02%            -22.66%                    -26.98%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -16.69%          -17.36%            -16.64%                    -13.16%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -14.00%          -14.10%            -13.87%                    -16.70%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                 FORTUNE 500(R) INDEX FUND              COMPARATIVE INDEX)
                                                                 -------------------------          --------------------------
10/4/00                                                                   10000.00                           10000.00
12/31/00                                                                   9467.00                            9230.00
3/31/01                                                                    8516.00                            8135.00
6/30/01                                                                    8978.00                            8612.00
9/30/01                                                                    7763.00                            7348.00
12/31/01                                                                   8498.00                            8133.00
3/31/02                                                                    8562.00                            8155.00
6/30/02                                                                    7480.00                            7043.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT         GENERAL          EXXON MOBIL      WAL-MART         PFIZER
                          CORP.             ELECTRIC CO.     CORP.            STORES, INC.     INC.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,634,024        2,570,780        2,472,059        2,181,696        1,948,170
    ---------------------------------------------------------------------------------------------------------------
       % OF               3.50%             3.42             3.28             2.90             2.59
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE e-50(R) INDEX FUND
The FORTUNE e-50(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund returned -47.26% for the fiscal year ending June 30, 2002. The Index returned -47.15% for the same period. The first half of this roller coaster of a year began with large losses (-36.01%) in the third quarter of 2001 followed by a subsequent reversal (+30.83%) in the fourth quarter of 2001. 2002 began with a net loss of -10.46% for the first quarter of 2002, followed by a return of -29.65% for the second quarter of 2002.

The best performing sectors for the fiscal year ending June 30, 2002 were Transportation (+14.02%) and Retail Trade (+12.76%), as United Parcel Service and Amazon.com, Inc. were able to avoid being dragged down by the bursting of the Internet bubble. The worst performing economic sectors were Technology Services and Electronic Technology, with returns of -50.18% and -41.31%, respectively.

Only five companies posted positive performance for the year: Intuit, Inc. (+24.33%), United Parcel Service (+6.83%), Amazon.com, Inc. (+14.84%), Network Associates, Inc. (+54.78%) and Overture Services, Inc. (+25.45%). The worst performing companies included Siebel Systems, Inc. (-69.68%), Oracle Corp. (-50.16%), Intel Corp. (-37.54%), and AOL Time Warner, Inc. (-72.25%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE AS OF JUNE 30, 2002

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET      FORTUNE e-50(R)        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -47.26%      -47.86%          -47.15%                     -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -72.90%      -72.92%          -72.84%                     -33.57%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2002.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET      FORTUNE e-50(R)        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 6/30/02          -47.26%      -47.86%          -47.15%                     -15.37%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -53.18%      -53.20%          -53.12%                     -21.16%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2002.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FORTUNE e-50(R) INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                 FORTUNE E-50(R) INDEX FUND                   INDEX)
                                                                 --------------------------         -------------------------
10/4/00                                                                   10000.00                           10000.00
12/31/00                                                                   5885.00                            8937.00
3/31/01                                                                    4128.00                            7676.00
6/30/01                                                                    4780.00                            8089.00
9/30/01                                                                    3059.00                            6890.00
12/31/01                                                                   4002.00                            7554.00
3/31/02                                                                    3584.00                            7494.00
6/30/02                                                                    2521.00                            6393.00

   TOP FIVE HOLDINGS AS OF JUNE 30, 2002

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION        CISCO             MICROSOFT     INTEL         ORACLE        USA
                          SYSTEMS, INC.     CORP.         CORP.         CORP.         INTERACTIVE
    --------------------------------------------------------------------------------------------------------
      MARKET VALUE        $496,969          491,261       357,580       300,995       287,333
    --------------------------------------------------------------------------------------------------------
       % OF               9.33%             9.22          6.71          5.65          5.40
       NET ASSETS
    --------------------------------------------------------------------------------------------------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AIRLINES -- 0.5%
Southwest Airlines Co. ................     5,028  $    81,252
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 5.0%
The Coca-Cola Co. .....................    14,801      828,856
                                                   -----------
BIOTECHNOLOGY -- 2.2%
Amgen, Inc. (a)........................     6,733      281,978
Immunex Corp. (a)......................     2,100       46,914
MedImmune, Inc. (a)....................     1,564       41,290
                                                   -----------
                                                       370,182
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.0%
Clear Channel Communications, Inc.
  (a)..................................     3,546      113,543
Comcast Corp. (Class A) (a)............     5,974      142,420
Cox Communications, Inc. (Class A)
  (a)..................................     1,300       35,815
General Motors Corp. (Class H) (a).....     4,295       44,668
Liberty Media Corp. (Class A) (a)......    15,441      154,410
                                                   -----------
                                                       490,856
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
AT&T Wireless Services, Inc. (a).......    14,945       87,428
Sprint Corp. (PCS Group) (a)...........     3,956       17,684
                                                   -----------
                                                       105,112
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
Lucent Technologies, Inc. (a)..........    22,443       37,256
QUALCOMM, Inc. (a).....................     5,023      138,082
                                                   -----------
                                                       175,338
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
KLA-Tencor Corp. (a)...................     1,226       53,932
                                                   -----------
COMPUTERS (HARDWARE) -- 3.0%
Dell Computer Corp. (a)................    14,824      387,499
Sun Microsystems, Inc. (a).............    21,038      105,401
                                                   -----------
                                                       492,900
                                                   -----------
COMPUTERS (NETWORKING) -- 4.0%
Cisco Systems, Inc. (a)................    47,417      661,467
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.7%
EMC Corp. (a)..........................    14,490      109,399
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 12.6%
eBay, Inc. (a).........................     1,100       67,782
Microsoft Corp. (a)....................    30,281    1,656,371
Oracle Corp. (a).......................    27,164      257,243
Siebel Systems, Inc. (a)...............     2,761       39,261
VERITAS Software Corp. (a).............     2,602       51,494
                                                   -----------
                                                     2,072,151
                                                   -----------
COSMETICS & TOILETRIES -- 0.5%
Avon Products, Inc. ...................     1,532       80,032
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.1%
Cardinal Health, Inc. .................     2,927      179,747
                                                   -----------
ELECTRICAL EQUIPMENT -- 11.4%
General Electric Co. ..................    64,405    1,870,965
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.4%
Agilent Technologies, Inc. (a).........     2,752       65,085
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ELECTRONICS (SEMICONDUCTORS) -- 8.7%
Altera Corp. (a).......................     2,543  $    34,585
Analog Devices, Inc. (a)...............     2,370       70,389
Intel Corp. ...........................    43,331      791,658
Linear Technology Corp. ...............     2,054       64,557
Maxim Integrated Products, Inc. (a)....     2,125       81,451
Micron Technology, Inc. (a)............     3,547       71,720
Texas Instruments, Inc. ...............    11,240      266,388
Xilinx, Inc. (a).......................     2,174       48,763
                                                   -----------
                                                     1,429,511
                                                   -----------
ENTERTAINMENT -- 5.8%
AOL Time Warner, Inc. (a)..............    27,748      408,173
Harley-Davidson, Inc. .................     1,962      100,592
Viacom, Inc. (Class B) (a).............     9,900      439,263
                                                   -----------
                                                       948,028
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.2%
Applied Materials, Inc. (a)............    10,662      202,791
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 9.4%
Forest Laboratories, Inc. (a)..........     1,158       81,986
Genentech, Inc. (a)....................     1,417       47,470
Pfizer, Inc. ..........................    40,471    1,416,485
                                                   -----------
                                                     1,545,941
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.4%
Guidant Corp. (a)......................     1,987       60,067
Medtronic, Inc. .......................     7,868      337,144
                                                   -----------
                                                       397,211
                                                   -----------
INSURANCE (MULTI-LINE) -- 6.2%
American International Group, Inc. ....    14,875    1,014,921
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
The Charles Schwab Corp. ..............     6,859       76,821
                                                   -----------
METALS MINING -- 0.3%
Newmont Mining Corp. (Holding Co.).....     2,205       58,058
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.4%
Transocean, Inc. ......................     2,062       64,231
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 4.7%
Lowe's Cos., Inc. .....................     4,561      207,069
The Home Depot, Inc. ..................    15,230      559,398
                                                   -----------
                                                       766,467
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.4%
Best Buy Co., Inc. (a).................     1,693       61,456
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.8%
Kohl's Corp. (a).......................     1,943      136,165
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 7.3%
Target Corp. ..........................     5,891      224,447
Wal-Mart Stores, Inc. .................    17,803      979,343
                                                   -----------
                                                     1,203,790
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.8%
The Gap, Inc. .........................     4,112       58,390
The TJX Cos., Inc. ....................     3,498       68,596
                                                   -----------
                                                       126,986
                                                   -----------
RETAIL STORES (DRUG STORE) -- 1.6%
Walgreen Co. ..........................     6,632      256,194
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SERVICES (DATA PROCESSING) -- 1.0%
Concord EFS, Inc. (a)..................     3,320  $   100,065
Paychex, Inc. .........................     2,150       67,273
                                                   -----------
                                                       167,338
                                                   -----------
TELEPHONE -- 1.8%
AT&T Corp. ............................    24,912      266,558
Qwest Communications International,
  Inc. (a).............................     8,931       25,007
                                                   -----------
                                                       291,565
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $29,285,924).........................             16,384,748
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SHORT TERM INVESTMENTS -- 0.0%(#)
MONEY MARKET FUND -- 0.0%(#)
AIM Short Term Investment Class Prime
  Fund (Cost $1,992)...................     1,992  $     1,992
                                                   -----------
TOTAL INVESTMENTS -- 99.7% (Cost
  $29,287,916).........................             16,386,740
OTHER ASSETS AND LIABILITIES -- 0.3%...                 44,598
                                                   -----------
NET ASSETS -- 100.0%...................            $16,431,338
                                                   ===========

(a) Non-income producing security
 (#)  Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.3%
AEROSPACE/DEFENSE -- 1.6%
General Dynamics Corp. ................     1,735   $   184,517
Northrop Grumman Corp. ................       916       114,500
The Boeing Co. ........................     7,494       337,230
                                                    -----------
                                                        636,247
                                                    -----------
AIR FREIGHT -- 0.4%
FedEx Corp. ...........................     2,635       140,709
                                                    -----------
ALUMINUM -- 0.7%
Alcoa, Inc. ...........................     7,941       263,244
                                                    -----------
AUTOMOBILES -- 1.3%
Ford Motor Co. ........................    16,338       261,408
General Motors Corp. ..................     4,252       227,269
                                                    -----------
                                                        488,677
                                                    -----------
BANKS (MAJOR REGIONAL) -- 9.1%
Bank One Corp. ........................    10,974       422,280
BB&T Corp. ............................     4,495       173,507
Comerica, Inc. ........................     1,653       101,494
Fifth Third Bancorp....................     4,614       307,523
FleetBoston Financial Corp. ...........     9,820       317,677
KeyCorp................................     3,995       109,063
Mellon Financial Corp. ................     4,137       130,026
National City Corp. ...................     4,956       164,787
Northern Trust Corp. ..................     2,008        88,472
PNC Financial Services Group...........     2,696       140,947
SunTrust Banks, Inc. ..................     2,316       156,840
The Bank of New York Co., Inc. ........     6,828       230,445
U.S. Bancorp...........................    17,931       418,689
Wells Fargo & Co. .....................    16,045       803,213
                                                    -----------
                                                      3,564,963
                                                    -----------
BANKS (MONEY CENTER) -- 3.9%
Bank of America Corp. .................    14,438     1,015,858
Wachovia Corp. ........................    12,837       490,116
                                                    -----------
                                                      1,505,974
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 1.1%
Anheuser-Busch Cos., Inc. .............     8,221       411,050
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.1%
PepsiCo, Inc. .........................    16,584       799,349
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ...........................     4,557       123,540
                                                    -----------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc. ........     2,131       107,552
E. I. du Pont de Nemours & Co. ........     9,316       413,630
The Dow Chemical Co. ..................     8,546       293,812
                                                    -----------
                                                        814,994
                                                    -----------
COMPUTERS (HARDWARE) -- 3.0%
International Business Machines
  Corp. ...............................    16,057     1,156,104
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.2%
Computer Associates International,
  Inc. ................................     4,299        68,311
                                                    -----------
CONSUMER FINANCE -- 1.1%
Household International, Inc. .........     4,282       212,815
MBNA Corp. ............................     7,063       233,574
                                                    -----------
                                                        446,389
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRIC COMPANIES -- 3.1%
American Electric Power Co., Inc. .....     3,178   $   127,183
Dominion Resources, Inc. ..............     2,594       171,723
Duke Energy Corp. .....................     7,783       242,051
Exelon Corp. ..........................     3,064       160,247
FPL Group, Inc. .......................     1,705       102,283
Progress Energy, Inc. .................     2,075       107,921
The Southern Co. ......................     6,620       181,388
TXU Corp. .............................     2,616       134,855
                                                    -----------
                                                      1,227,651
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
Emerson Electric Co. ..................     3,949       211,311
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. ..........................     3,722       151,672
                                                    -----------
ENTERTAINMENT -- 0.9%
The Walt Disney Co. ...................    19,140       361,746
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 12.3%
American Express Co. ..................    11,056       401,554
Citigroup, Inc. .......................    48,277     1,870,734
Equity Office Properties Trust.........     3,923       118,082
Fannie Mae.............................     9,337       688,604
Freddie Mac............................     6,526       399,391
J.P. Morgan Chase & Co. ...............    18,675       633,456
Morgan Stanley.........................     9,409       405,340
SLM Corp. .............................     1,457       141,183
State Street Corp. ....................     3,100       138,570
                                                    -----------
                                                      4,796,914
                                                    -----------
FOODS -- 1.9%
Campbell Soup Co. .....................     2,385        65,969
ConAgra Foods, Inc. ...................     5,131       141,872
General Mills, Inc. ...................     3,443       151,768
H.J. Heinz Co. ........................     3,348       137,603
Kellogg Co. ...........................     2,279        81,725
Sara Lee Corp. ........................     7,358       151,869
                                                    -----------
                                                        730,806
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 6.3%
Abbott Laboratories....................    13,738       517,236
Bristol-Myers Squibb Co. ..............    18,181       467,252
Johnson & Johnson......................    28,244     1,476,031
                                                    -----------
                                                      2,460,519
                                                    -----------
HEALTH CARE (DRUGS/
  PHARMACEUTICALS) -- 7.7%
Eli Lilly & Co. .......................     9,010       508,164
Merck & Co., Inc. .....................    21,246     1,075,898
Pharmacia Corp. .......................    12,129       454,231
Schering-Plough Corp. .................    13,752       338,299
Wyeth..................................    12,440       636,928
                                                    -----------
                                                      3,013,520
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 1.1%
HCA, Inc. .............................     4,305       204,487
Tenet Healthcare Corp. (a).............     3,056       218,657
                                                    -----------
                                                        423,144
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
CIGNA Corp. ...........................     1,321       128,692
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HEALTH CARE (MEDICAL PRODUCTS/
SUPPLIES) -- 0.6%
Baxter International, Inc. ............     5,622   $   249,898
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 3.6%
Kimberly-Clark Corp. ..................     4,867       301,754
The Procter & Gamble Co. ..............    12,190     1,088,567
                                                    -----------
                                                      1,390,321
                                                    -----------
INSURANCE BROKERS -- 0.6%
Marsh & McLennan Cos., Inc. ...........     2,568       248,069
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. ...........................     4,859       155,488
John Hancock Financial Services,
  Inc. ................................     2,762        97,223
MetLife, Inc. .........................     2,789        80,323
                                                    -----------
                                                        333,034
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.5%
Loews Corp. ...........................     1,291        68,410
The Hartford Financial Services Group,
  Inc. ................................     2,334       138,803
                                                    -----------
                                                        207,213
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.2%
The Allstate Corp. ....................     6,236       230,607
The Chubb Corp. .......................     1,622       114,838
Xl Capital Ltd. Class A................     1,271       107,654
                                                    -----------
                                                        453,099
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.2%
Merrill Lynch & Co., Inc. .............     7,548       305,694
The Goldman Sachs Group, Inc. .........     2,261       165,844
                                                    -----------
                                                        471,538
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.2%
Carnival Corp. ........................     3,412        94,478
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. .....................     3,270       160,067
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 3.8%
3M Co. ................................     3,652       449,196
Honeywell International, Inc. .........     7,737       272,575
Illinois Tool Works, Inc. .............     2,906       198,480
Tyco International Ltd. ...............    18,728       253,015
United Technologies Corp. .............     4,435       301,136
                                                    -----------
                                                      1,474,402
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.1%
The Williams Cos., Inc. ...............     4,972        29,782
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.9%
Conoco, Inc. ..........................     5,968       165,910
Phillips Petroleum Co. ................     3,304       194,540
                                                    -----------
                                                        360,450
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 8.9%
ChevronTexaco Corp. ...................    10,012       886,062
Exxon Mobil Corp. .....................    63,613     2,603,044
                                                    -----------
                                                      3,489,106
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
PAPER & FOREST PRODUCTS -- 0.9%
International Paper Co. ...............     4,585   $   199,814
Weyerhaeuser Co. ......................     2,060       131,531
                                                    -----------
                                                        331,345
                                                    -----------
PERSONAL CARE -- 0.8%
The Gillette Co. ......................     9,010       305,169
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .....................     2,742        79,984
                                                    -----------
PUBLISHING -- 0.3%
The McGraw-Hill Cos., Inc. ............     1,822       108,773
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. .....................     2,501       189,826
                                                    -----------
RAILROADS -- 0.4%
Union Pacific Corp. ...................     2,258       142,886
                                                    -----------
RESTAURANTS -- 0.9%
McDonald's Corp. ......................    11,931       339,437
                                                    -----------
RETAIL (GENERAL MERCHANDISING
CHAIN) -- 0.4%
Sears, Roebuck & Co. ..................     2,956       160,511
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
CVS Corp. .............................     3,676       112,486
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Albertson's, Inc. .....................     3,621       110,296
Safeway, Inc. (a)......................     4,533       132,318
                                                    -----------
                                                        242,614
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.9%
Washington Mutual, Inc. ...............     9,138       339,111
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
The Interpublic Group of Cos., Inc. ...     3,591        88,913
                                                    -----------
TELEPHONE -- 6.8%
ALLTEL Corp. ..........................     2,763       129,861
BellSouth Corp. .......................    17,582       553,833
SBC Communications, Inc. ..............    31,330       955,565
Verizon Communications, Inc. ..........    25,541     1,025,471
                                                    -----------
                                                      2,664,730
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.2%
Sprint Corp. ..........................     7,618        80,827
                                                    -----------
TOBACCO -- 2.2%
Philip Morris Cos., Inc. ..............    20,068       876,570
                                                    -----------
WASTE MANAGEMENT -- 0.4%
Waste Management, Inc. ................     5,769       150,282
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $45,574,322).........................              39,100,447
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $52,154)..................    52,154        52,154
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TOTAL INVESTMENTS -- 100.4% (Cost
  $45,626,476).........................             $39,152,601
OTHER ASSETS AND LIABILITIES --
  (0.4)%...............................                (163,824)
                                                    -----------
NET ASSETS -- 100.0%...................             $38,988,777
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AIRLINES -- 2.0%
Continental Airlines, Inc. (Class B)
  (a)..................................     7,000   $   110,460
Northwest Airlines Corp. (Class A)
  (a)..................................     6,900        83,214
SkyWest, Inc. .........................     5,540       129,581
UAL Corp. (a)..........................     6,203        70,962
US Airways Group, Inc. (a).............     7,500        27,750
                                                    -----------
                                                        421,967
                                                    -----------
AUTO PARTS & EQUIPMENT -- 1.1%
Gentex Corp. (a).......................     8,307       228,193
                                                    -----------
BANKS (REGIONAL) -- 2.3%
Investors Financial Services Corp. ....     7,106       238,335
Silicon Valley Bancshares (a)..........     5,099       134,410
Southwest Bancorporation of Texas, Inc.
  (a)..................................     3,464       125,466
                                                    -----------
                                                        498,211
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 1.2%
Constellation Brands, Inc. (Class A)
  (a)..................................     8,430       269,760
                                                    -----------
BIOTECHNOLOGY -- 4.8%
Alexion Pharmaceuticals, Inc. (a)......     1,959        29,679
Biosite, Inc. (a)......................     1,660        46,729
Cell Genesys, Inc. (a).................     3,964        54,545
CV Therapeutics, Inc. (a)..............     2,409        44,856
CYTOGEN Corp. (a)......................     8,735         9,346
Enzon, Inc. (a)........................     4,735       118,943
Gene Logic, Inc. (a)...................     2,998        41,972
Geron Corp. (a)........................     2,593        11,876
Immunomedics, Inc. ....................     4,594        23,935
Incyte Genomics, Inc. (a)..............     6,923        50,330
Lexicon Genetics, Inc. (a).............     3,418        14,082
Myriad Genetics, Inc. (a)..............     2,432        49,467
NPS Pharmaceuticals, Inc. (a)..........     3,300        50,556
OSI Pharmaceuticals, Inc. (a)..........     4,012        97,532
Regeneron Pharmaceuticals, Inc. (a)....     4,068        59,027
SangStat Medical Corp. (a).............     2,925        67,216
SuperGen, Inc. (a).....................     3,405        24,720
Transkaryotic Therapies, Inc. (a)......     3,466       124,949
Trimeris, Inc. (a).....................     1,956        86,827
XOMA Ltd. (a)..........................     7,783        31,054
                                                    -----------
                                                      1,037,641
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.5%
Cox Radio, Inc. (Class A) (a)..........     4,558       109,848
Insight Communications Co., Inc. (a)...     5,584        65,500
Sinclair Broadcast Group, Inc. (a).....     4,400        64,064
Sirius Satellite Radio, Inc. (a).......     6,850        25,818
UnitedGlobalCom, Inc. (Class A) (a)....    12,260        33,715
Young Broadcasting, Inc. (Class A)
  (a)..................................     1,900        33,782
                                                    -----------
                                                        332,727
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.3%
AirGate PCS, Inc. (a)..................     2,683         2,683
American Tower Corp. (a)...............    19,500        67,275
DMC Stratex Networks, Inc. (a).........     9,100        18,291
Leap Wireless International, Inc.
  (a)..................................     3,708         4,005
Nextel Partners, Inc. (Class A) (a)....    10,221        27,801
Powerwave Technologies, Inc. (a).......     7,200        65,952
Triton PCS Holdings, Inc. (Class A)
  (a)..................................     6,507        25,377

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
United States Cellular Corp. (a).......     1,639   $    41,713
Western Wireless Corp. (a).............     7,500        24,000
                                                    -----------
                                                        277,097
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.3%
Aspect Communications Corp. (a)........     5,706        18,259
Avanex Corp. (a).......................     6,688        12,975
Harmonic, Inc. (a).....................     6,500        23,784
Inter-Tel, Inc. .......................     2,108        35,752
Loral Space & Communications Ltd.
  (a)..................................    36,900        36,531
NMS Communications Corp. (a)...........     3,673         8,925
REMEC, Inc. (a)........................     4,945        27,741
SonicWall, Inc. (a)....................     5,969        29,964
Sycamore Networks, Inc. (a)............    20,606        79,539
Tekelec (a)............................     5,234        42,029
Terayon Communication Systems, Inc
  (a)..................................     7,372         9,805
UTStarcom, Inc. (a)....................     8,285       167,109
                                                    -----------
                                                        492,413
                                                    -----------
COMPUTERS (HARDWARE) -- 2.1%
Computer Network Technology Corp.
  (a)..................................     3,394        20,805
Concurrent Computer Corp. (a)..........     6,839        31,802
Echelon Corp. (a)......................     3,699        47,643
Handspring, Inc. (a)...................     7,403        12,881
McDATA Corp. (a).......................    11,300        99,760
National Instruments Corp. (a).........     3,709       120,765
Riverstone Networks, Inc. (a)..........    13,437        42,058
Silicon Graphics, Inc. (a).............    20,585        60,520
SONICblue, Inc. (a)....................     9,009         9,279
                                                    -----------
                                                        445,513
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.9%
Advanced Digital Information Corp.
  (a)..................................     6,905        58,209
M-Systems Flash Disk Pioneers, Ltd.
  (a)..................................     2,956        24,543
Maxtor Corp. (a).......................    21,772        98,409
MICROS Systems, Inc. (a)...............     1,957        54,229
Oak Technology, Inc. (a)...............     5,690        25,776
SanDisk Corp. (a)......................     7,094        87,966
Western Digital Corp. (a)..............    20,997        68,240
                                                    -----------
                                                        417,372
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 13.1%
Acuate Corp. (a).......................     6,050        27,225
Aether Systems, Inc. (a)...............     3,823        11,278
Agile Software Corp. (a)...............     5,251        38,175
Akamai Technologies, Inc. (a)..........     8,789        11,426
Answerthink, Inc. (a)..................     5,189        19,666
Ariba, Inc. (a)........................    27,040        86,258
Ascential Software Corp. (a)...........    28,700        80,073
Aspen Technology, Inc. (a).............     3,919        32,684
CNET Networks, Inc. (a)................    12,886        25,643
Covansys Corp. (a).....................     3,151        17,709
Dendrite International, Inc. (a).......     3,968        38,371
Documentum, Inc. (a)...................     4,352        52,224
E.piphany, Inc. (a)....................     7,946        34,883
Earthlink, Inc. (a)....................    13,890        92,091
Entrust, Inc. (a)......................     5,220        14,198
F5 Networks, Inc. (a)..................     2,053        20,078
Foundry Networks, Inc. (a).............    10,791        75,861
HNC Software, Inc. (a).................     3,919        65,447
Hyperion Solutions Corp. (a)...........     3,660        66,749

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Informatica Corp. (a)..................     8,244   $    58,450
Inktomi Corp. (a)......................    16,094        14,163
Internet Security Systems, Inc. (a)....     4,650        61,008
Interwoven, Inc. (a)...................    11,525        35,151
Kana Software, Inc. (a)................     2,152         8,608
Keynote Systems, Inc. (a)..............     2,659        19,464
Legato Systems, Inc. (a)...............    12,639        45,500
Liberate Technologies, Inc. (a)........     7,979        21,057
Macromedia, Inc. (a)...................     6,565        58,232
Macrovision Corp. (a)..................     4,851        63,597
Manugistics Group, Inc. (a)............     6,380        38,982
MatrixOne, Inc. (a)....................     5,125        31,262
Micromuse, Inc. (a)....................     8,252        38,289
MRO Software, Inc. (a).................     1,999        22,749
Multex.com, Inc. (a)...................     3,400        13,872
Netegrity, Inc. (a)....................     3,730        22,977
NetIQ Corp. (a)........................     5,932       134,241
Nuance Communications, Inc. (a)........     3,230        13,501
OpenTV Corp. (Class A) (a).............     3,306        10,546
Overture Services, Inc. (a)............     5,646       137,762
Packeteer, Inc. (a)....................     3,112        13,755
PC-Tel, Inc. (a).......................     2,223        15,047
Peregrine Systems, Inc. (a)............    21,100         6,330
Perot Systems Corp. (Class A) (a)......     7,874        85,748
Pharmacopeia, Inc. (a).................     2,662        22,678
Portal Software, Inc (a)...............    14,027        10,520
Priceline.com, Inc. (a)................    10,767        30,040
Quest Software, Inc. (a)...............     3,836        55,737
RadiSys Corp. (a)......................     1,732        20,143
RealNetworks, Inc. (a).................    11,656        47,440
Red Hat, Inc. (a)......................    13,058        76,650
Redback Networks, Inc. (a).............    17,545        31,406
Retek, Inc. (a)........................     5,802       140,989
RSA Security, Inc. (a).................     6,263        30,125
S1 Corp. (a)...........................     7,147        52,816
SeeBeyond Technology Corp. (a).........     4,624        14,334
SERENA Software, Inc. (a)..............     2,270        31,093
Sonus Networks, Inc. (a)...............    21,173        42,769
SpeechWorks International, Inc. (a)....     3,137        11,541
Stellent, Inc. (a).....................     2,189         9,850
StorageNetworks, Inc. (a)..............    10,096        19,879
THQ, Inc. (a)..........................     4,363       130,105
TIBCO Software, Inc. (a)...............     8,831        49,100
Transaction Systems Architects, Inc.
  (Class A) (a)........................     3,905        45,923
Verity, Inc. (a).......................     3,901        43,262
Viewpoint Corp. (a)....................     3,742        18,036
Vignette Corp. (a).....................    27,200        53,584
Vitria Technology, Inc. (a)............     9,284         8,913
WatchGuard Technologies, Inc. (a)......     3,088        15,872
webMethods, Inc. (a)...................     5,214        51,619
                                                    -----------
                                                      2,844,754
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.8%
Blyth, Inc.............................     3,794       118,449
Fossil, Inc. (a).......................     2,735        56,231
                                                    -----------
                                                        174,680
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
DISTRIBUTORS (FOOD & HEALTH) -- 1.9%
Performance Food Group Co. (a).........     4,813   $   162,968
Priority Healthcare Corp. (Class B)
  (a)..................................     3,549        83,402
Scios, Inc. (a)........................     5,015       153,509
                                                    -----------
                                                        399,879
                                                    -----------
ELECTRICAL EQUIPMENT -- 2.2%
American Superconductor Corp. (a)......     2,210        12,067
C&D Technologies, Inc. ................     2,959        53,321
C-COR.net Corp. (a)....................     4,061        28,427
Capstone Turbine Corp. (a).............     7,200        11,952
Plexus Corp. (a).......................     4,604        83,333
Plug Power, Inc. (a)...................     2,642        20,898
Power-One, Inc. (a)....................     7,001        43,546
Stratos Lightwave, Inc. (a)............     8,089        12,942
Technitrol, Inc. ......................     4,006        93,340
Three-Five Systems, Inc. (a)...........     2,377        27,098
Veeco Instruments, Inc. (a)............     2,728        63,044
Vicor Corp. (a)........................     2,273        15,888
                                                    -----------
                                                        465,856
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a).....................     6,562        45,606
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.8%
Caliper Technologies Corp. (a).........     2,641        22,052
Molecular Devices Corp. (a)............     1,694        30,153
Newport Corp. (a)......................     4,181        65,475
Trimble Navigation, Ltd. (a)...........     3,118        48,329
Zygo Corp. (a).........................     1,700        13,685
                                                    -----------
                                                        179,694
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 5.7%
ANADIGICS, Inc. (a)....................     3,339        27,513
Centillium Communications, Inc. (a)....     3,542        30,886
Cirrus Logic, Inc. (a).................     8,396        61,879
Conexant Systems, Inc. (a).............    28,100        45,522
Credence Systems Corp. (a).............     6,600       117,282
DSP Group, Inc. (a)....................     2,947        57,761
Electroglas, Inc. (a)..................     2,100        21,000
FSI International, Inc. (a)............     2,600        19,422
GlobespanVirata, Inc. (a)..............    12,472        48,267
hi/fn, Inc. (a)........................     1,027         6,727
Integrated Circuit Systems, Inc. (a)...     6,151       124,189
Integrated Silicon Solution, Inc.
  (a)..................................     3,000        26,760
Kopin Corp. (a)........................     7,644        50,450
New Focus, Inc. (a)....................     6,895        20,478
PLX Technology, Inc. (a)...............     2,163         9,193
Semtech Corp. (a)......................     7,998       213,547
Silicon Image, Inc. (a)................     6,812        41,689
Silicon Laboratories, Inc. (a).........     2,583        72,298
Silicon Storage Technology, Inc. (a)...     8,869        69,178
Skyworks Solutions, Inc. (a)...........    14,761        81,924
Transmeta Corp. (a)....................    11,234        26,400
Zoran Corp. (a)........................     2,920        66,897
                                                    -----------
                                                      1,239,262
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ENGINEERING & CONSTRUCTION -- 0.8%
Dycom Industries, Inc. (a).............     5,234   $    61,185
EMCOR Group, Inc. (a)..................     1,596        93,685
SBA Communications Corp. (a)...........     5,028         7,090
                                                    -----------
                                                        161,960
                                                    -----------
ENTERTAINMENT -- 0.4%
Pixar, Inc. (a)........................     2,000        88,200
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.4%
Asyst Technologies, Inc. (a)...........     3,946        80,301
Cymer, Inc. (a)........................     3,686       129,158
EMCORE Corp. (a).......................     3,214        19,284
LTX Corp. (a)..........................     5,362        76,569
                                                    -----------
                                                        305,312
                                                    -----------
FOODS -- 1.4%
American Italian Pasta Co. (Class A)
  (a)..................................     1,964       100,144
Dreyer's Grand Ice Cream, Inc. ........     2,084       142,963
Hain Celestial Group, Inc. (a).........     3,076        56,906
                                                    -----------
                                                        300,013
                                                    -----------
FOOTWEAR -- 0.5%
Kenneth Cole Productions, Inc. (Class
  A) (a)...............................       996        28,237
The Timberland Co. (Class A) (a).......     2,250        80,595
                                                    -----------
                                                        108,832
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.7%
Aztar Corp. (a)........................     4,006        83,325
Pinnacle Entertainment, Inc. (a).......     2,200        23,386
Ticketmaster (Class B) (a).............     2,834        53,024
                                                    -----------
                                                        159,735
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.4%
Stillwater Mining Co. (a)..............     4,784        77,884
                                                    -----------
HARDWARE & TOOLS -- 0.5%
The Scotts Co. (Class A) (a)...........     2,206       100,152
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.9%
Accredo Health, Inc. (a)...............     2,900       133,806
Cell Therapeutics, Inc. (a)............     3,574        19,511
Cubist Pharmaceuticals, Inc. (a).......     3,148        29,623
Emisphere Technologies, Inc. (a).......     1,639         6,867
EntreMed, Inc. (a).....................     2,511         7,709
Guilford Pharmaceuticals, Inc. (a).....     3,156        23,796
Inhale Therapeutic Systems, Inc. (a)...     6,053        57,443
Kos Pharmaceuticals, Inc. (a)..........     1,726        35,124
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     6,482        93,989
Medarex, Inc. (a)......................     7,400        54,908
Medicis Pharmaceutical Corp. (Class A)
  (a)..................................     3,328       142,305
Neurocrine Biosciences, Inc. (a).......     3,400        97,410
Noven Pharmaceuticals, Inc. (a)........     2,446        62,373
PRAECIS Pharmaceuticals, Inc. (a)......     5,642        19,634
SICOR, Inc. (a)........................     8,536       158,257
Taro Pharmaceutical Industries Ltd.
  (a)..................................     3,200        78,464
Tularik, Inc. (a)......................     4,409        40,431
                                                    -----------
                                                      1,061,650
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.5%
Province Healthcare Co. (a)............     4,920       110,011
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.7%
ArthroCare Corp. (a)...................     2,387   $    30,697
Cyberonics, Inc. (a)...................     1,988        26,081
Cygnus, Inc. (a).......................     4,263         9,165
Novoste Corp. (a)......................     1,814         8,381
PolyMedica Corp. (a)...................     1,317        33,636
ResMed, Inc. (a).......................     3,111        91,463
Syncor International Corp. (a).........     2,215        69,773
Theragenics Corp. (a)..................     3,248        27,381
Visible Genetics, Inc. (a).............     2,131         4,070
VISX, Inc. (a).........................     6,068        66,141
                                                    -----------
                                                        366,788
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 3.5%
AdvancePCS (a).........................     8,702       208,326
CuraGen Corp. (a)......................     4,402        24,783
FuelCell Energy, Inc. (a)..............     3,993        41,088
Impath, Inc. (a).......................     1,814        32,561
Maxygen, Inc. (a)......................     3,073        37,644
Orthodontics Centers of America, Inc.
  (a)..................................     4,843       111,631
Pharmaceutical Product Development,
  Inc. (a).............................     5,328       140,340
Renal Care Group, Inc. (a).............     5,429       169,114
                                                    -----------
                                                        765,487
                                                    -----------
HOMEBUILDING -- 1.9%
Catellus Development Corp. (a).........     8,648       176,592
KB HOME................................     4,467       230,095
                                                    -----------
                                                        406,687
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
Ethan Allen Interiors, Inc. ...........     4,009       139,714
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.6%
Ameritrade Holding Corp. (Class A)
  (a)..................................    14,309        65,535
Interactive Data Corp. (a).............     3,805        55,401
                                                    -----------
                                                        120,936
                                                    -----------
INVESTMENT MANAGEMENT -- 1.6%
Affiliated Managers Group, Inc. (a)....     2,460       151,290
Eaton Vance Corp. .....................     6,371       198,775
                                                    -----------
                                                        350,065
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.5%
Bally Total Fitness Holding Corp.
  (a)..................................     3,423        64,044
International Speedway Corp. (Class
  A)...................................     2,214        88,781
JAKKS Pacific, Inc. (a)................     2,650        46,932
Monaco Coach Corp. (a).................     2,877        61,280
Winnebago Industries, Inc. ............     1,281        56,364
                                                    -----------
                                                        317,401
                                                    -----------
LODGING (HOTELS) -- 0.7%
Extended Stay America, Inc. (a)........     9,225       149,629
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.9%
MSC Industrial Direct Co., Inc. (Class
  A) (a)...............................     4,026        78,507
Presstek, Inc. (a).....................     3,227        12,908
The Manitowoc Co., Inc. ...............     2,658        94,332
                                                    -----------
                                                        185,747
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
MANUFACTURING (SPECIALIZED) -- 1.2%
Astec Industries, Inc. (a).............     1,726   $    27,771
CTS Corp. .............................     3,695        44,488
Dionex Corp. (a).......................     2,344        62,796
Roper Industries, Inc. ................     3,418       127,491
                                                    -----------
                                                        262,546
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.4%
Western Gas Resources, Inc. ...........     2,319        86,731
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.5%
United Stationers, Inc. (a)............     3,741       113,726
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.9%
Atwood Oceanics, Inc. (a)..............     1,213        45,487
Grey Wolf, Inc. (a)....................    19,970        81,677
Superior Energy Services, Inc. (a).....     7,278        73,872
                                                    -----------
                                                        201,036
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.3%
Chesapeake Energy Corp. (a)............    17,267       124,322
Evergreen Resources, Inc. (a)..........     1,689        71,783
Forest Oil Corp. (a)...................     3,502        99,562
Stone Energy Corp. (a).................     2,687       108,152
Tom Brown, Inc. (a)....................     3,310        93,838
                                                    -----------
                                                        497,657
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Louisiana-Pacific Corp. (a)............    11,500       121,785
                                                    -----------
PUBLISHING -- 0.7%
Meredith Corp. ........................     3,324       127,476
PRIMEDIA, Inc. (a).....................    27,069        33,024
                                                    -----------
                                                        160,500
                                                    -----------
RESTAURANTS -- 2.9%
CEC Entertainment, Inc. (a)............     3,041       125,593
Jack in the Box, Inc. (a)..............     4,272       135,849
Papa John's International, Inc. (a)....     1,638        54,693
Sonic Corp. (a)........................     4,404       138,330
The Cheesecake Factory, Inc. (a).......     4,818       170,943
                                                    -----------
                                                        625,408
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.9%
Insight Enterprises, Inc. (a)..........     5,080       127,965
ValueVision Media, Inc. (Class A)
  (a)..................................     4,215        76,502
                                                    -----------
                                                        204,467
                                                    -----------
RETAIL (SPECIALTY) -- 3.4%
Barnes & Noble, Inc. (a)...............     6,023       159,188
Genesco, Inc. (a)......................     2,416        58,830
Guitar Center, Inc. (a)................     2,455        45,540
Linen 'n Things, Inc. (a)..............     4,477       146,890
Nautilus Group, Inc. (a)...............     3,700       113,220
O'Reilly Automotive, Inc. (a)..........     5,401       148,852
OfficeMax, Inc. (a)....................    10,581        62,322
                                                    -----------
                                                        734,842
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 2.4%
American Eagle Outfitters, Inc. (a)....     5,881       124,325
AnnTaylor Stores Corp. (a).............     4,847       123,065
Chicos FAS, Inc. (a)...................     4,100       148,912

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Pacific Sunwear of California, Inc.
  (a)..................................     3,587   $    79,524
The Children's Place Retail Stores,
  Inc. (a).............................     1,593        42,216
                                                    -----------
                                                        518,042
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.4%
Duane Reade, Inc. (a)..................     2,579        87,815
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.9%
Krispy Kreme Doughnuts, Inc. (a).......     4,964       159,791
Wild Oats Markets, Inc. (a)............     2,394        38,544
                                                    -----------
                                                        198,335
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.4%
NetBank, Inc. (a)......................     5,452        65,315
Ocwen Financial Corp. (a)..............     4,400        24,200
                                                    -----------
                                                         89,515
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 2.0%
ADVO, Inc. (a).........................     2,250        85,657
Catalina Marketing Corp. (a)...........     5,797       163,591
Harte-Hanks, Inc. .....................     6,189       127,184
Metris Cos., Inc. .....................     6,915        57,464
                                                    -----------
                                                        433,896
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.2%
Brooks-PRI Automation, Inc. (a)........     3,707        94,751
Copart, Inc. (a).......................     7,997       129,791
DeVry, Inc. (a)........................     6,723       153,553
DiamondCluster International, Inc.
  (Class A) (a)........................     2,757        16,487
FreeMarkets, Inc. (a)..................     4,208        59,459
Getty Images, Inc. (a).................     4,554        99,141
IGEN International, Inc. (a)...........     1,846        58,149
InterDigital Communications Corp.
  (a)..................................     6,029        54,562
ITT Educational Services, Inc. (a).....     5,100       111,180
Learning Tree International, Inc.
  (a)..................................     1,239        22,971
NCO Group, Inc. (a)....................     2,591        57,235
Prg Shultz International, Inc. (a).....     4,331        53,315
Rambus, Inc. (a).......................    10,567        43,219
Sunrise Assisted Living, Inc. (a)......     2,116        56,709
Sylvan Learning Systems, Inc. (a)......     4,046        80,677
TeleTech Holdings, Inc. (a)............     4,312        41,137
                                                    -----------
                                                      1,132,336
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.7%
Digital River, Inc. (a)................     2,556        23,490
Keane, Inc. (a)........................     6,631        82,224
MedQuist, Inc. (a).....................     1,291        34,379
Sapient Corp. (a)......................     9,282         9,839
                                                    -----------
                                                        149,932
                                                    -----------
SERVICES (DATA PROCESSING) -- 1.6%
CSG Systems International, Inc. (a)....     5,540       106,036
Global Payments, Inc...................     2,998        89,191
NDCHealth Corp.........................     3,708       103,453
ProBusiness Services, Inc. (a).........     2,686        39,132
                                                    -----------
                                                        337,812
                                                    -----------
SERVICES (ENVIRONMENTAL) -- 0.4%
Tetra Tech, Inc. (a)...................     5,819        85,539
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TELEPHONE (LONG DISTANCE) -- 0.1%
Allegiance Telecom, Inc. (a)...........    11,836   $    21,660
Time Warner Telecom, Inc. (Class A)
  (a)..................................     5,500         9,240
                                                    -----------
                                                         30,900
                                                    -----------
TEXTILES (APPAREL) -- 0.3%
Quiksilver, Inc. (a)...................     2,526        62,645
                                                    -----------
TRUCKING -- 1.2%
Landstar Systems, Inc. (a).............       927        99,050
Swift Transportation Co., Inc. (a).....     6,561       152,871
                                                    -----------
                                                        251,921
                                                    -----------
TRUCKS & PARTS -- 0.1%
Wabash National Corp. (a)..............     2,527        25,270
                                                    -----------
WASTE MANAGEMENT -- 0.6%
Stericycle, Inc. (a)...................     3,816       135,125
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $29,243,716)...................              21,594,609
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SHORT TERM INVESTMENTS -- 0.0%(#)
MONEY MARKET FUND -- 0.0%(#)
AIM Short Term Investment Class Prime
  Fund (Cost $1,262)...................     1,262   $     1,262
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $29,244,978)...................              21,595,871
OTHER ASSETS AND LIABILITIES -- 0.2%...                  51,255
                                                    -----------
NET ASSETS -- 100.0%...................             $21,647,126
                                                    ===========

(a) Non-income producing security
 (#)   Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.1%
AEROSPACE/DEFENSE -- 1.3%
AAR Corp. ............................      4,961   $    50,602
Alliant Techsystems, Inc. (a).........      5,955       379,929
Curtiss-Wright Corp. (Class B)........        578        43,697
Precision Castparts Corp. ............      7,641       252,153
                                                    -----------
                                                        726,381
                                                    -----------
AGRICULTURE -- 0.6%
Corn Products International, Inc. ....      5,222       162,509
Universal Corp. ......................      4,120       151,204
                                                    -----------
                                                        313,713
                                                    -----------
AIR FREIGHT -- 0.3%
Airborne, Inc.........................      7,488       143,770
                                                    -----------
AIRLINES -- 0.3%
AirTran Holdings, Inc. (a)............     10,930        58,475
Alaska Air Group, Inc. (a)............      4,206       109,777
                                                    -----------
                                                        168,252
                                                    -----------
AUTO PARTS & EQUIPMENT -- 3.0%
Actuant Corp. (a).....................      1,853        76,436
ArvinMeritor, Inc. ...................     10,635       255,240
BorgWarner, Inc. .....................      4,071       235,141
Cooper Tire & Rubber Co. .............     11,316       232,544
Snap-on, Inc. ........................      9,024       267,923
Superior Industries International,
  Inc. ...............................      3,102       143,467
Tower Automotive, Inc. (a)............      9,571       133,515
Visteon Corp. ........................     20,473       290,717
                                                    -----------
                                                      1,634,983
                                                    -----------
BANKS (REGIONAL) -- 10.6%
AMCORE Financial, Inc. ...............      3,867        89,598
BancorpSouth, Inc. ...................     11,978       241,956
Bank of Hawaii Corp. .................     11,455       320,740
BSB Bancorp, Inc. ....................      1,518        40,500
Chittenden Corp. .....................      5,042       146,117
Citizens Banking Corp. ...............      6,016       172,298
City National Corp. ..................      6,697       359,964
Colonial BancGroup, Inc. .............     17,817       267,255
Commercial Federal Corp. .............      7,051       204,479
Community First Bankshares, Inc. .....      5,984       156,123
Cullen/Frost Bankers, Inc. ...........      8,151       293,028
Dime Community Bancshares.............      3,422        77,645
First Midwest Bancorp, Inc. ..........      7,554       209,850
FirstMerit Corp. .....................     13,424       370,234
Fulton Financial Corp. ...............     16,139       305,511
GBC Bancorp...........................      1,782        51,589
Hudson United Bancorp.................      7,023       200,577
Independence Community Bank Corp. ....      8,243       241,273
Old National Bancorp..................      9,004       229,152
Park National Corp. ..................      1,775       152,650
Provident Bankshares Corp.............      3,896        92,296
Provident Financial Group, Inc. ......      4,820       139,828
Republic Bancorp, Inc. ...............      8,252       123,285
Sky Financial Group, Inc. ............     11,506       243,352
South Financial Group, Inc. ..........      6,281       140,751
Sterling Bancshares, Inc. ............      6,832       100,909
Trustmark Corp. ......................      8,713       222,617

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
United Bankshares, Inc. ..............      6,118   $   179,747
Westamerica Bancorp...................      5,310       208,046
Whitney Holding Corp. ................      5,850       179,829
                                                    -----------
                                                      5,761,199
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.1%
Hearst-Argyle Television, Inc. (a)....      3,060        69,003
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Lafarge North America, Inc. ..........      4,560       160,284
                                                    -----------
CHEMICALS -- 0.8%
Georgia Gulf Corp. ...................      5,003       132,280
Lyondell Chemical Co. ................     18,373       277,432
                                                    -----------
                                                        409,712
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
FMC Corp. (a).........................      4,565       137,726
Olin Corp. ...........................      7,366       163,157
Solutia, Inc..........................     16,229       113,928
                                                    -----------
                                                        414,811
                                                    -----------
CHEMICALS (SPECIALTY) -- 4.0%
A. Schulman, Inc. ....................      6,003       128,758
Crompton Corp. .......................     17,640       224,910
Cytec Industries, Inc. (a)............      6,183       194,393
Ferro Corp............................      5,219       157,353
Great Lakes Chemical Corp. ...........      5,979       158,384
H.B. Fuller Co. ......................      4,371       128,027
Hercules, Inc. (a)....................     15,285       177,306
Lubrizol Corp. .......................      8,026       268,871
Millennium Chemicals, Inc. ...........      9,963       139,980
RPM, Inc. ............................     17,975       274,119
Valspar Corp. ........................      7,110       320,945
                                                    -----------
                                                      2,173,046
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
Touch America Holdings, Inc (a).......     15,704        43,186
                                                    -----------
COMPUTERS (HARDWARE) -- 0.0%
MRV Communications, Inc. (a)..........     11,776        18,017
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.5%
Storage Technology Corp. (a)..........     16,268       259,800
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.0%
Roxio, Inc. (a).......................      2,920        21,024
                                                    -----------
CONSTRUCTION -- 0.2%
Texas Industries, Inc. ...............      3,267       102,878
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.6%
American Greetings Corp. (Class A)
  (a).................................      9,494       158,170
Lancaster Colony Corp. ...............      4,816       171,739
                                                    -----------
                                                        329,909
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.9%
Ball Corp.............................      8,929       370,375
Crown Cork & Seal Co., Inc. (a).......     19,733       135,171
                                                    -----------
                                                        505,546
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. .....................      2,318        61,033
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
DISTRIBUTORS (FOOD & HEALTH) -- 0.4%
Fleming Cos., Inc. ...................      8,147   $   147,868
PSS World Medical, Inc. (a)...........     10,890        88,209
                                                    -----------
                                                        236,077
                                                    -----------
ELECTRIC COMPANIES -- 4.3%
ALLETE, Inc. .........................     11,744       318,262
Avista Corp. .........................      7,469       103,072
Black Hills Corp. ....................      4,093       141,659
Cleco Corp. ..........................      7,342       160,790
Conectiv, Inc. .......................     13,012       335,840
El Paso Electric Co. (a)..............      7,938       109,941
Hawaiian Electric Industries, Inc. ...      5,637       239,854
IDACORP, Inc. ........................      5,844       161,879
OGE Energy Corp. .....................     12,193       278,732
PNM Resources, Inc. ..................      5,656       136,875
Sierra Pacific Resources..............     16,005       124,839
Unisource Energy Corp. ...............      5,225        97,185
Weststar Energy, Inc. ................      8,799       135,065
                                                    -----------
                                                      2,343,993
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.8%
Checkpoint Systems, Inc. (a)..........      4,848        56,722
Cohu, Inc. ...........................      2,915        50,371
Garmin Ltd. (a).......................      7,018       154,747
Thomas & Betts Corp. (a)..............      9,140       170,004
                                                    -----------
                                                        431,844
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Pioneer Standard Electronics, Inc. ...      4,794        49,810
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Methode Electronics, Inc. (Class A)...      4,952        63,237
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.2%
ESS Technology, Inc. (a)..............      4,821        84,560
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.6%
Jacobs Engineering Group, Inc. (a)....      7,316       254,451
McDermott International, Inc. (a).....      9,333        75,597
                                                    -----------
                                                        330,048
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 15.4%
Allied Capital Corp. .................     15,913       360,429
Annaly Mortgage Management, Inc. .....     12,941       251,055
Arden Realty, Inc. ...................      9,385       267,003
Brandywine Realty Trust...............      5,030       130,277
BRE Properties, Inc. (Class A)........      7,138       222,063
Camden Property Trust.................      6,324       234,178
Capital Automotive REIT...............      3,635        86,731
CarrAmerica Realty Corp. .............      4,601       141,941
CBL & Associates Properties, Inc. ....      4,325       175,163
CenterPoint Properties Corp. .........      3,557       206,342
Chelsea Property Group, Inc. .........      5,470       182,971
Colonial Properties Trust.............      3,138       122,225
Cousins Properties, Inc. .............      6,303       156,062
Developers Diversified Realty
  Corp. ..............................      9,004       202,590
Equity Inns, Inc. ....................      6,363        51,222
Federal Realty Investment Trust.......      6,690       185,380
FelCor Lodging Trust, Inc. ...........      6,202       113,807
First Industrial Realty Trust,
  Inc. ...............................      6,128       201,305
General Growth Properties, Inc. ......      8,924       455,124
Glenborough Realty Trust, Inc. .......      4,288       101,626

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Health Care Property Investors,
  Inc. ...............................      8,950   $   383,955
Health Care REIT, Inc. ...............      5,780       173,111
Healthcare Realty Trust, Inc. ........      6,566       210,112
Highwoods Properties, Inc. ...........      8,312       216,112
Home Properties of New York, Inc. ....      3,342       126,795
Hospitality Properties Trust..........      9,070       331,055
HRPT Properties Trust.................     18,981       167,982
iStar Financial, Inc. ................      8,465       241,252
JDN Realty Corp. .....................      5,005        62,563
Kilroy Realty Corp. ..................      4,214       112,725
Koger Equity..........................      3,304        63,767
Macerich Co. .........................      5,329       165,199
Mack-Cali Realty Corp. ...............      8,895       312,659
Manufactured Home Communities,
  Inc. ...............................      3,106       109,021
MeriStar Hospitality Corp. ...........      6,965       106,216
Mills Corp. ..........................      4,179       129,549
Nationwide Health Properties, Inc. ...      7,738       145,088
Post Properties, Inc. ................      5,748       173,360
Prentiss Properties Trust.............      5,656       179,578
Reckson Associates Realty Corp. ......      7,265       180,898
RFS Hotel Investors, Inc. ............      4,365        59,102
Shurgard Storage Centers, Inc. (Class
  A)..................................      4,886       169,544
SL Green Realty Corp. ................      4,707       167,805
United Dominion Realty Trust, Inc. ...     16,750       263,812
Weingarten Realty Investors...........      7,600       269,040
                                                    -----------
                                                      8,367,794
                                                    -----------
FOODS -- 1.3%
Dole Food Co., Inc. ..................      6,707       193,497
Flowers Foods, Inc. (a)...............      4,478       115,756
International Multifoods Corp. (a)....      2,661        69,186
Interstate Bakeries Corp. ............      6,845       197,684
Ralcorp Holdings, Inc. (a)............      4,704       147,000
                                                    -----------
                                                        723,123
                                                    -----------
FOOTWEAR -- 0.7%
Reebok International, Ltd. (a)........      7,205       212,548
Stride Rite Corp. ....................      6,213        49,704
Wolverine World Wide, Inc. ...........      6,536       114,053
                                                    -----------
                                                        376,305
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.9%
GTECH Holdings Corp. (a)..............      9,091       232,184
Mandalay Resort Group (a).............      9,041       249,261
                                                    -----------
                                                        481,445
                                                    -----------
HARDWARE & TOOLS -- 0.1%
WD-40 Co..............................      2,386        66,235
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.2%
Beverly Enterprises, Inc. (a).........     16,390       124,728
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.0%
Humana, Inc. (a)......................     25,177       393,517
US Oncology, Inc. (a).................     14,737       122,759
                                                    -----------
                                                        516,276
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.9%
Edwards Lifesciences Corp. (a)........      9,277       215,226
Henry Schein, Inc. (a)................      6,610       294,145
                                                    -----------
                                                        509,371
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (SPECIAL SERVICES) -- 0.9%
Omnicare, Inc. .......................     14,562   $   382,398
Pediatrix Medical Group, Inc. (a).....      4,155       103,875
                                                    -----------
                                                        486,273
                                                    -----------
HOMEBUILDING -- 1.1%
Clayton Homes, Inc. ..................     15,604       246,543
LNR Property Corp. ...................      3,801       131,135
Toll Brothers, Inc. (a)...............      7,848       229,946
                                                    -----------
                                                        607,624
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. .....................      8,090       168,191
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.3%
AmerUs Group Co. .....................      3,212       119,165
Nationwide Financial Services, Inc.
  (Class A)...........................      3,742       147,809
Presidential Life Corp. ..............      3,295        66,790
Reinsurance Group of America, Inc. ...      3,202        98,686
StanCorp Financial Group, Inc. .......      4,723       262,126
                                                    -----------
                                                        694,576
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.3%
Leucadia National Corp. ..............      5,190       164,315
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 5.8%
American Financial Group, Inc. .......      6,464       154,489
Fidelity National Financial, Inc. ....     13,969       441,420
First American Corp. .................     10,147       233,381
Fremont General Corp. ................      9,899        41,378
HCC Insurance Holdings, Inc. .........      9,113       240,127
Horace Mann Educators Corp. ..........      6,384       119,189
Mercury General Corp. ................      4,062       197,007
Ohio Casualty Corp. (a)...............      8,743       182,729
PartnerRe Ltd. .......................      5,707       279,358
RenaissanceRe Holdings Ltd. ..........     10,508       384,593
Selective Insurance Group, Inc. ......      3,975       112,612
The Commerce Group, Inc. .............      4,778       188,970
Trenwick Group Ltd. ..................      5,630        42,225
Unitrin, Inc. ........................      7,709       275,751
W.R. Berkley Corp. ...................      4,519       248,545
                                                    -----------
                                                      3,141,774
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.7%
Jefferies Group, Inc. ................      3,440       144,824
Raymond James Financial, Inc. ........      6,443       183,432
SWS Group, Inc. ......................      2,449        48,050
                                                    -----------
                                                        376,306
                                                    -----------
INVESTMENT MANAGEMENT -- 0.5%
American Capital Strategies, Ltd......      5,970       163,996
W.P. Stewart & Co., Ltd. .............      4,130       105,397
                                                    -----------
                                                        269,393
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.4%
Polaris Industries, Inc. .............      3,595       233,675
                                                    -----------
LODGING (HOTELS) -- 0.5%
La Quinta Corp. (a)...................     23,877       173,108
Prime Hospitality Corp. (a)...........      6,446        83,734
                                                    -----------
                                                        256,842
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MACHINERY (DIVERSIFIED) -- 0.9%
Kaydon Corp. .........................      4,712   $   111,250
Milacron, Inc. .......................      5,103        51,795
Terex Corp. (a).......................      6,944       156,171
Timken Co. ...........................      8,235       183,888
                                                    -----------
                                                        503,104
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.3%
AMETEK, Inc. .........................      5,167       192,471
Carlisle Cos., Inc. ..................      4,529       203,714
Crane Co. ............................      8,243       209,207
EnPro Industries, Inc. (a)............      2,846        14,942
Esterline Technologies Corp. (a)......      3,165        71,846
Harsco Corp. .........................      6,205       232,687
Kadant, Inc (a).......................      1,830        30,195
Kaman Corp. (Class A).................      3,281        54,990
Stewart & Stevenson Services, Inc. ...      3,968        70,392
Trinity Industries, Inc. .............      6,701       138,845
U.S. Industries, Inc. (a).............     11,169        38,533
                                                    -----------
                                                      1,257,822
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.6%
Albany International Corp. (Class
  A)..................................      4,146       111,569
Briggs & Stratton Corp. ..............      3,391       130,011
Flowserve Corp. (a)...................      8,596       256,161
IKON Office Solutions, Inc. ..........     22,214       208,812
Ionics, Inc. (a)......................      2,659        64,481
Regal-Beloit Corp. ...................      3,887        94,493
Teleflex, Inc. .......................      5,457       311,867
York International Corp. .............      6,065       204,936
                                                    -----------
                                                      1,382,330
                                                    -----------
METAL FABRICATORS -- 0.8%
General Cable Corp. ..................      5,008        31,550
Kennametal, Inc. .....................      4,863       177,986
Mueller Industries, Inc. (a)..........      5,236       166,243
RTI International Metals, Inc. (a)....      2,894        35,162
Ryerson Tull, Inc. ...................      3,717        43,229
                                                    -----------
                                                        454,170
                                                    -----------
METALS MINING -- 0.4%
Arch Coal, Inc. ......................      8,289       188,243
                                                    -----------
NATURAL GAS (DISTRIBUTION/ PIPE LINE) -- 4.2%
AGL Resources, Inc. ..................      8,023       186,134
Energen Corp. ........................      4,898       134,695
Equitable Resources, Inc. ............     10,020       343,686
Northwest Natural Gas Co. ............      3,917       112,614
NUI Corp. ............................      2,212        60,830
ONEOK, Inc. ..........................      7,575       166,271
Peoples Energy Corp. .................      5,535       201,806
Piedmont Natural Gas Co., Inc. .......      5,080       187,858
Questar Corp. ........................     12,739       314,653
Southern Union Co. (a)................      7,152       121,584
Vectren Corp. ........................     10,617       266,487
WGL Holdings, Inc. ...................      7,573       196,141
                                                    -----------
                                                      2,292,759
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OFFICE EQUIPMENT & SUPPLIES -- 0.8%
HON Industries, Inc. .................      8,663   $   235,807
Steelcase, Inc. (Class A).............      4,660        62,351
Wallace Computer Services, Inc. ......      6,446       138,589
                                                    -----------
                                                        436,747
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.2%
Tesoro Petroleum Corp. (a)............     10,152        78,678
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.6%
FMC Technologies, Inc. (a)............     10,143       210,569
Offshore Logistics, Inc. (a)..........      3,478        83,089
                                                    -----------
                                                        293,658
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.8%
Pioneer Natural Resources Co. (a).....     17,121       446,002
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.5%
Pennzoil-Quaker State Co. ............     12,444       267,919
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.0%
Caraustar Industries, Inc. (a)........      4,236        52,865
Pope & Talbot, Inc. ..................      2,229        41,749
Potlatch Corp. .......................      4,479       152,376
Rayonier, Inc. .......................      4,304       211,455
Wausau-Mosinee Paper Corp. ...........      7,613        91,737
                                                    -----------
                                                        550,182
                                                    -----------
PERSONAL CARE -- 0.5%
Alberto-Culver Co. (Class B)..........      3,429       163,906
Perrigo Co. (a).......................      9,974       129,662
                                                    -----------
                                                        293,568
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.9%
Hollinger International, Inc. ........      8,175        98,100
Lee Enterprises, Inc. ................      5,366       187,810
Media General, Inc. ..................      3,119       187,140
                                                    -----------
                                                        473,050
                                                    -----------
RAILROADS -- 0.6%
GATX Corp. ...........................      5,504       165,670
Kansas City Southern Industries, Inc.
  (a).................................      9,202       156,434
                                                    -----------
                                                        322,104
                                                    -----------
RESTAURANTS -- 1.3%
Bob Evans Farms, Inc. ................      5,421       170,653
CBRL Group, Inc. .....................      8,203       249,617
IHOP Corp. (a)........................      3,235        95,271
Lone Star Steakhouse & Saloon,
  Inc. ...............................      3,504        82,659
Ryan's Family Steak Houses, Inc.
  (a).................................      6,894        91,070
                                                    -----------
                                                        689,270
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.3%
Hughes Supply, Inc. ..................      3,491       156,746
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.0%
Dillards, Inc. (Class A)..............     11,051       290,531
Saks, Inc. (a)........................     18,715       240,300
                                                    -----------
                                                        530,831
                                                    -----------
RETAIL (DISCOUNTERS) -- 1.0%
Big Lots, Inc. (a)....................     17,775       349,812
Dress Barn, Inc. (a)..................      4,441        68,702

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ShopKo Stores, Inc. (a)...............      4,395   $    88,779
Stein Mart, Inc. (a)..................      3,823        45,379
                                                    -----------
                                                        552,672
                                                    -----------
RETAIL (SPECIALTY) -- 2.3%
Casey's General Stores, Inc. .........      7,315        88,073
Foot Locker, Inc. (a).................     21,915       316,672
Footstar, Inc. (a)....................      3,024        73,997
Pep Boys-Manny, Moe & Jack............      7,939       133,772
PETsMART, Inc. (a)....................     18,410       293,639
Pier 1 Imports, Inc. .................     14,562       305,802
Trans World Entertainment Corp. (a)...      4,499        26,229
                                                    -----------
                                                      1,238,184
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Talbots, Inc. ........................      3,821       133,735
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
Longs Drug Stores Corp. ..............      4,808       136,018
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.5%
Great Atlantic & Pacific Tea Co., Inc.
  (a).................................      2,561        47,865
Winn-Dixie Stores, Inc. ..............     14,496       225,993
                                                    -----------
                                                        273,858
                                                    -----------
SAVINGS & LOAN COMPANIES -- 4.5%
Anchor BanCorp Wisconsin, Inc. .......      3,673        88,556
Astoria Financial Corp. ..............     14,139       453,155
Bay View Capital Corp. (a)............      9,042        57,959
First Sentinel Bancorp, Inc. .........      4,484        61,700
Harbor Florida Bancshares, Inc. ......      3,510        73,043
IndyMac Bancorp, Inc. (a).............      9,608       217,910
MAF Bancorp, Inc. ....................      3,629       136,450
OceanFirst Financial Corp. ...........      1,741        42,028
Pacific Northwest Bancorp.............      2,374        74,354
People's Bank.........................      9,539       249,063
Roslyn Bancorp, Inc. .................     12,260       267,636
Staten Island Bancorp, Inc. ..........      8,942       171,686
Washington Federal, Inc. .............      9,927       250,756
Webster Financial Corp. ..............      7,683       293,798
                                                    -----------
                                                      2,438,094
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.9%
Arbitron, Inc. (a)....................      4,604       143,645
Chemed Corp. .........................      1,546        58,269
G & K Services, Inc. .................      3,015       103,233
Navigant Consulting, Inc. (a).........      6,213        43,429
Pittston Brink's Group................      8,515       204,360
Regis Corp. ..........................      6,093       164,627
Service Corp. International (a).......     45,444       219,494
Stewart Enterprises, Inc. (Class A)
  (a).................................     14,814        94,365
                                                    -----------
                                                      1,031,422
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.8%
CACI International, Inc. (a)..........      4,441       169,602
Ingram Micro, Inc. (Class A) (a)......     15,728       216,260
Safeguard Scientifics, Inc. (a).......     16,504        33,008
                                                    -----------
                                                        418,870
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.2%
MPS Group, Inc. (a)...................     15,327       130,280
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SHIPPING -- 0.4%
Alexander & Baldwin, Inc. ............      5,977   $   154,207
Overseas Shipholding Group, Inc.......      3,832        80,778
                                                    -----------
                                                        234,985
                                                    -----------
SPECIALTY PRINTING -- 0.4%
Banta Corp. ..........................      3,826       137,353
Bowne & Co., Inc. ....................      5,019        73,980
                                                    -----------
                                                        211,333
                                                    -----------
STEEL -- 1.3%
AK Steel Holding Corp. (a)............     15,983       204,742
Allegheny Technologies, Inc. .........     10,474       165,489
Carpenter Technology Corp. ...........      3,031        87,323
Cleveland-Cliffs, Inc. (a)............      1,574        43,443
Worthington Industries, Inc...........     10,823       195,896
                                                    -----------
                                                        696,893
                                                    -----------
TELEPHONE -- 0.0%
WorldCom, Inc.-MCI Group..............     18,500        16,650
                                                    -----------
TEXTILES (APPAREL) -- 0.9%
Kellwood Co. .........................      3,573       116,122
Nautica Enterprises, Inc. (a).........      4,507        58,546
Phillips-Van Heusen Corp. ............      3,461        53,992
Russell Corp. ........................      3,875        74,594
Tommy Hilfiger Corp. (a)..............     13,130       188,021
                                                    -----------
                                                        491,275
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A).............      6,935        55,757
                                                    -----------
TEXTILES (SPECIALTY) -- 0.3%
Unifi, Inc. (a).......................      8,248        89,903
Wellman, Inc. ........................      5,002        83,784
                                                    -----------
                                                        173,687
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TRUCKING -- 1.5%
J.B. Hunt Transport Services, Inc.
  (a).................................      3,613   $   106,656
Ryder Systems, Inc. ..................      9,017       244,271
USFreightways Corp. ..................      4,185       158,486
Werner Enterprises, Inc. .............      7,079       150,853
Yellow Corp. (a)......................      4,582       148,457
                                                    -----------
                                                        808,723
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a).................................      3,420        41,074
                                                    -----------
WATER UTILITIES -- 0.3%
Philadelphia Suburban Corp. ..........      8,803       177,821
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $50,790,646)..................               54,298,876
                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $142,467)................    142,467       142,467
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $50,933,113)..................               54,441,343
OTHER ASSETS AND
  LIABILITIES -- (0.4)%...............                 (223,889)
                                                    -----------
NET ASSETS -- 100.0%..................              $54,217,454
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
BERMUDA -- 0.5%
Tyco International Ltd. ...............     9,959   $   134,546
                                                    -----------
FINLAND -- 1.3%
Nokia OYJ ADR..........................    23,442       339,440
                                                    -----------
FRANCE -- 2.8%
Axa ADR................................     7,419       134,803
TotalFinaElf S.A. ADR..................     6,991       565,572
                                                    -----------
TOTAL FRANCE...........................                 700,375
                                                    -----------
GERMANY -- 2.4%
Allianz AG ADR.........................     8,565       170,444
DaimlerChrysler AG (a).................     3,979       191,907
Siemens AG ADR (a).....................     4,115       244,431
                                                    -----------
TOTAL GERMANY..........................                 606,782
                                                    -----------
JAPAN -- 2.6%
Sony Corp. ADR.........................     4,276       227,056
Toyota Motor Corp. ADR.................     8,046       426,438
                                                    -----------
TOTAL JAPAN............................                 653,494
                                                    -----------
NETHERLANDS -- 3.1%
ING Groep N.V. ADR.....................     8,189       208,246
Royal Dutch Petroleum Co. (N.Y.
  Shares)..............................    10,345       571,768
                                                    -----------
TOTAL NETHERLANDS......................                 780,014
                                                    -----------
SWITZERLAND -- 7.0%
Credit Suisse Group ADR................     5,911       186,196
Nestle S.A. (a)........................     1,949       453,438
Novartis AG ADR........................    12,576       551,206
Roche Holding AG (a)...................     3,516       265,203
UBS AG (a).............................     6,176       308,121
                                                    -----------
TOTAL SWITZERLAND......................               1,764,164
                                                    -----------
UNITED KINGDOM -- 15.3%
AstraZeneca PLC ADR....................     8,100       332,100
Barclays PLC ADR.......................     8,300       279,793
BP PLC ADR.............................    18,498       933,964
GlaxoSmithKline PLC ADR................    15,078       650,465
HSBC Holdings PLC ADR..................     9,242       537,884
Lloyds TSB Group PLC (a)...............    27,697       275,751
Royal Bank of Scotland Group PLC ADR
  (a)..................................    13,200       374,332
Vodafone Group PLC ADR.................    33,686       459,814
                                                    -----------
TOTAL UNITED KINGDOM...................               3,844,103
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
UNITED STATES -- 65.0%
American International Group, Inc......    11,353   $   774,615
AOL Time Warner, Inc. (a)..............    21,268       312,852
AT&T Corp..............................    19,140       204,798
Bank of America Corp...................     7,591       534,103
BellSouth Corp.........................     9,248       291,312
ChevronTexaco Corp.....................     5,300       469,050
Cisco Systems, Inc. (a)................    36,190       504,850
Citigroup, Inc.........................    25,424       985,180
Exxon Mobil Corp.......................    33,531     1,372,089
General Electric Co....................    49,096     1,426,239
Intel Corp.............................    33,016       603,202
International Business Machines
  Corp.................................     8,425       606,600
J.P. Morgan Chase & Co.................     9,868       334,723
Johnson & Johnson......................    14,834       775,225
Merck & Co., Inc.......................    11,235       568,940
Microsoft Corp. (a)....................    23,092     1,263,132
Morgan Stanley.........................     4,958       213,591
PepsiCo, Inc...........................     8,700       419,340
Pfizer, Inc............................    30,838     1,079,330
Philip Morris Cos., Inc................    10,555       461,042
SBC Communications, Inc................    16,475       502,488
The Coca-Cola Co.......................    11,255       630,280
The Procter & Gamble Co................     6,409       572,324
The Walt Disney Co.....................    10,168       192,175
Verizon Communications, Inc............    13,479       541,182
Wal-Mart Stores, Inc...................    13,545       745,110
                                                    -----------
TOTAL UNITED STATES....................              16,383,772
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $31,974,081)...................              25,206,690
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $31,974,081)...................              25,206,690
OTHER ASSETS AND LIABILITIES --
  0.0%(#)..............................                    (126)
                                                    -----------
NET ASSETS -- 100.0%...................             $25,206,564
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

 (#)   Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      2.4%      $   618,345
Banks (Money Center)........................................      4.2         1,071,987
Banks (Regional)............................................      2.6           654,125
Beverages (Non-Alcoholic)...................................      2.5           630,280
Cellular/Wireless Telecommunications........................      1.8           459,814
Communications Equipment....................................      1.3           339,440
Computers (Hardware)........................................      2.4           606,600
Computers (Networking)......................................      2.0           504,851
Computer Software/Services..................................      5.0         1,263,132
Electrical Equipment........................................      7.5         1,897,725
Electronics (Semiconductors)................................      2.4           603,202
Entertainment...............................................      2.0           505,028
Financial (Diversified).....................................      7.9         1,995,440
Foods.......................................................      3.5           872,778
Health Care (Diversified)...................................      3.1           775,225
Health Care (Drugs/Pharmaceuticals).........................     13.7         3,447,244
Household Products (Non-Durable)............................      2.3           572,324
Insurance (Life/Health).....................................      1.4           343,050
Insurance (Multi-Line)......................................      3.1           774,615
Insurance (Property/Casualty)...............................      0.7           170,444
Investment Management.......................................      1.2           308,121
Manufacturing (Diversified).................................      0.5           134,546
Oil (Domestic Integrated)...................................      1.9           469,050
Oil (International Integrated)..............................     13.7         3,443,393
Retail (General Merchandising Chain)........................      3.0           745,110
Telephone...................................................      5.3         1,334,981
Telephone (Long Distance)...................................      0.8           204,798
Tobacco.....................................................      1.8           461,042
                                                                -----       -----------
         TOTAL..............................................    100.0%      $25,206,690
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.3%
REAL ESTATE INVESTMENT TRUST -- 99.3%
Alexandria Real Estate Equities,
  Inc. ................................     3,742   $   184,630
AMB Property Corp. ....................    18,716       580,196
Amli Residential Properties Trust......     4,082       106,132
Apartment Investment & Management Co.
  (Class A)............................    20,081       987,985
Archstone-Smith Trust..................    39,362     1,050,965
Arden Realty, Inc. ....................    14,426       410,420
Associated Estates Realty Corp. .......     4,342        46,025
Avalonbay Communities, Inc. ...........    15,459       721,935
Bedford Property Investors, Inc. ......     3,734       101,191
Boston Properties, Inc. ...............    20,437       816,458
Boykin Lodging Co. ....................     3,812        41,665
Brandywine Realty Trust................     7,927       205,309
BRE Properties, Inc. (Class A).........    10,279       319,780
Camden Property Trust..................     9,145       338,639
CarrAmerica Realty Corp. ..............    11,860       365,881
CBL & Associates Properties, Inc. .....     6,522       264,141
Center Trust, Inc. ....................     6,236        44,026
CenterPoint Properties Corp. ..........     5,160       299,332
Chateau Communities, Inc. .............     6,523       199,604
Chelsea Property Group, Inc. ..........     8,406       281,181
Colonial Properties Trust..............     4,956       193,036
Cornerstone Realty Income Trust,
  Inc. ................................    10,737       121,328
Corporate Office Properties Trust......     5,212        76,043
Cousins Properties, Inc. ..............    11,065       273,969
Crescent Real Estate Equities Co. .....    23,528       439,974
Crown American Realty Trust............     7,021        65,997
Developers Diversified Realty Corp. ...    14,395       323,887
Duke Realty Corp. .....................    30,046       869,832
EastGroup Properties, Inc. ............     3,620        92,672
Equity Inns, Inc. .....................     9,010        72,531
Equity Office Properties Trust.........    93,156     2,803,996
Equity Residential.....................    61,405     1,765,394
Essex Property Trust, Inc. ............     4,135       226,184
Federal Realty Investment Trust........     9,528       264,021
FelCor Lodging Trust, Inc. ............    11,809       216,695
First Industrial Realty Trust, Inc. ...     8,766       287,963
Gables Residential Trust...............     5,536       176,764
General Growth Properties, Inc. .......    13,904       709,104
Glenborough Realty Trust, Inc. ........     6,133       145,352
Glimcher Realty Trust..................     6,862       126,947
Great Lakes REIT, Inc. ................     3,690        70,036
Highwoods Properties, Inc. ............    11,797       306,722
Home Properties of New York, Inc. .....     5,827       221,076
Hospitality Properties Trust...........    13,943       508,919
Host Marriott Corp. (a)................    59,141       668,293
Innkeepers USA Trust...................     8,320        79,706
IRT Property Co. ......................     7,554        96,238
JDN Realty Corp. ......................     7,737        96,713
JP Realty, Inc. .......................     3,661        97,566
Kilroy Realty Corp. ...................     6,171       165,074
Kimco Realty Corp. ....................    23,328       781,255
Koger Equity...........................     4,750        91,675
LaSalle Hotel Properties...............     4,222        66,497

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Liberty Property Trust.................    16,674   $   583,590
Macerich Co. ..........................     8,063       249,953
Mack-Cali Realty Corp. ................    12,813       450,377
Manufactured Home Communities, Inc. ...     4,875       171,113
MeriStar Hospitality Corp. ............    10,012       152,683
Mid-America Apartment Communities,
  Inc. ................................     3,881       103,817
Mid-Atlantic Realty Trust..............     3,854        67,830
Mills Corp. ...........................     8,548       264,988
New Plan Excel Realty Trust............    21,229       442,200
Pan Pacific Retail Properties, Inc. ...     7,484       255,803
Parkway Properties, Inc. ..............     2,072        75,379
Pennsylvania Real Estate Investment
  Trust................................     3,599        97,569
Post Properties, Inc. .................     8,200       247,312
Prentiss Properties Trust..............     8,578       272,351
Prime Group Realty Trust (a)...........     3,551        23,117
ProLogis...............................    39,744     1,033,344
PS Business Parks, Inc. ...............     4,834       168,948
Public Storage, Inc. ..................    25,946       962,597
Reckson Associates Realty Corp. .......    11,320       281,868
Regency Centers Corp. .................    12,975       384,709
RFS Hotel Investors, Inc. .............     6,351        85,993
Rouse Co. .............................    19,377       639,441
Saul Centers, Inc. ....................     3,312        85,781
Shurgard Storage Centers, Inc. (Class
  A)...................................     7,398       256,711
Simon Property Group, Inc. ............    39,357     1,449,912
SL Green Realty Corp. .................     6,736       240,138
Sovran Self Storage, Inc. .............     2,840        97,043
Summit Properties, Inc. ...............     6,056       141,408
Sun Communities, Inc. .................     4,000       167,000
Tanger Factory Outlet Centers, Inc. ...     1,754        51,743
Taubman Centers, Inc. .................    11,465       174,841
Town & Country Trust...................     3,654        81,850
Trizec Properties, Inc. ...............    33,523       565,198
United Dominion Realty Trust, Inc. ....    23,988       377,811
Vornado Realty Trust...................    23,814     1,100,207
Washington Real Estate Investment
  Trust................................     8,747       252,788
Weingarten Realty Investors............    11,635       411,880
Winston Hotels, Inc. ..................     4,525        44,164
                                                    -----------
                                                     32,380,411
                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUST --
  (Cost $29,036,844)...................              32,380,411
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $29,036,844)...................              32,380,411
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%(#)
MONEY MARKET FUND -- 0.0%(#)
AIM Short Term Investment Class Prime
  Fund (Cost $5,985)...................     5,985         5,985
                                                    -----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $29,042,829)...................              32,386,396
OTHER ASSETS AND
  LIABILITIES -- 0.7%..................                 235,972
                                                    -----------
NET ASSETS -- 100.0%...................             $32,622,368
                                                    ===========

(a) Non-income producing security

 (#)   Amount is less than 0.1%
See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 13.2%
JDS Uniphase Corp. (a)................    275,952   $   736,792
Lucent Technologies, Inc. (a).........    475,586       789,473
Motorola, Inc.........................    155,532     2,242,771
Nortel Networks Corp. (a).............    323,766       469,461
Sycamore Networks, Inc. (a)...........    476,860     1,840,679
Tellabs, Inc. (a).....................    155,739       965,582
                                                    -----------
                                                      7,044,758
                                                    -----------
COMPUTERS (HARDWARE) -- 15.5%
Apple Computer, Inc. (a)..............     73,748     1,306,815
Dell Computer Corp. (a)...............     84,524     2,209,457
Hewlett-Packard Co. ..................    110,982     1,695,805
International Business Machines
  Corp. ..............................     19,085     1,374,120
Juniper Networks, Inc. (a)............    116,564       658,587
Sun Microsystems, Inc. (a)............    198,632       995,146
                                                    -----------
                                                      8,239,930
                                                    -----------
COMPUTERS (NETWORKING) -- 3.4%
Cisco Systems, Inc. (a)...............    128,206     1,788,474
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.4%
EMC Corp. (a).........................    168,926     1,275,391
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 29.9%
Computer Associates International,
  Inc. ...............................     69,192     1,099,461
eBay, Inc. (a)........................     35,828     2,207,721
Electronic Arts (a)...................     39,167     2,586,980
Intuit, Inc. (a)......................     54,274     2,698,503
Microsoft Corp. (a)...................     34,476     1,885,837
Oracle Corp. (a)......................    162,121     1,535,286
PeopleSoft, Inc. (a)..................     57,834       860,570
VERITAS Software Corp. (a)............     53,031     1,049,484
Yahoo!, Inc. (a)......................    137,814     2,034,135
                                                    -----------
                                                     15,957,977
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRICAL EQUIPMENT -- 2.6%
Solectron Corp. (a)...................    227,464   $ 1,398,904
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 17.1%
Broadcom Corp. (Class A) (a)..........     59,243     1,039,122
Intel Corp............................     71,942     1,314,380
Micron Technology, Inc. (a)...........     77,302     1,563,046
STMicroelectronics N.V. (N.Y.
  Shares).............................     74,466     1,811,758
Texas Instruments, Inc. ..............     83,258     1,973,215
Xilinx, Inc. (a)......................     61,895     1,388,305
                                                    -----------
                                                      9,089,826
                                                    -----------
ENTERTAINMENT -- 2.0%
AOL Time Warner, Inc. (a).............     72,031     1,059,576
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 4.2%
Applied Materials, Inc. (a)...........    116,708     2,219,786
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.3%
Electronic Data Systems Corp..........     33,745     1,253,627
                                                    -----------
SERVICES (DATA PROCESSING) -- 7.4%
Automatic Data Processing, Inc........     39,083     1,702,065
First Data Corp.......................     59,703     2,220,951
                                                    -----------
                                                      3,923,016
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $110,711,742).................               53,251,265
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $110,711,742).................               53,251,265
OTHER ASSETS AND LIABILITIES --
  0.0%................................                   24,394
                                                    -----------
NET ASSETS -- 100.0%..................              $53,275,659
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 4.2%
Ciena Corp. (a).......................     48,246   $   202,151
                                                    -----------
COMPUTERS (HARDWARE) -- 7.0%
Juniper Networks, Inc. (a)............     29,370       165,940
Sun Microsystems, Inc. (a)............     34,570       173,196
                                                    -----------
                                                        339,136
                                                    -----------
COMPUTERS (NETWORKING) -- 4.0%
Cisco Systems, Inc. (a)...............     13,859       193,333
                                                    -----------
COMPUTERS (PERIPHERALS) -- 4.8%
EMC Corp. (a).........................     30,332       229,007
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 48.3%
Check Point Software Technologies Ltd.
  (a).................................     13,334       180,809
CNET Networks, Inc. (a)...............     84,672       168,497
E.piphany, Inc. (a)...................     53,814       236,244
eBay, Inc. (a)........................      3,184       196,198
i2 Technologies, Inc. (a).............    115,485       170,918
Intuit, Inc. (a)......................      4,308       214,194
McAfee.com Corp. (a)..................     13,355       195,517
Microsoft Corp. (a)...................      3,642       199,217
Oracle Corp. (a)......................     23,458       222,147
VeriSign, Inc. (a)....................     24,422       175,594
WebMD Corp. (a).......................     31,867       179,411
Yahoo!, Inc. (a)......................     12,302       181,578
                                                    -----------
                                                      2,320,324
                                                    -----------
ENTERTAINMENT -- 3.9%
AOL Time Warner, Inc. (a).............     12,646       186,023
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 3.9%
The Charles Schwab Corp. .............     16,677       186,782
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (HOME SHOPPING) -- 3.7%
Amazon.com, Inc. (a)..................     10,874   $   176,702
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 8.2%
DoubleClick, Inc. (a).................     30,630       222,068
TMP Worldwide, Inc. (a)...............      8,109       174,344
                                                    -----------
                                                        396,412
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 8.5%
Expedia, Inc. (Class A) (a)...........      2,818       167,079
FreeMarkets, Inc. (a).................     17,022       240,521
                                                    -----------
                                                        407,600
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.7%
Sapient Corp. (a).....................    122,930       130,306
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.7%
WorldCom, Inc.-WorldCom Group (a).....    156,171        35,919
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $8,793,739)...................                4,803,695
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%(#)
MONEY MARKET FUND -- 0.0%(#)
AIM Short Term Investment Class Prime
  Fund (Cost $3)......................          3             3
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $8,793,742)...................                4,803,698
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                    4,079
                                                    -----------
NET ASSETS -- 100.0%..................              $ 4,807,777
                                                    ===========

(a) Non-income producing security

 (#)   Amount is less than 0.1%

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMMON STOCKS -- 100.0%
AEROSPACE/DEFENSE -- 1.3%
General Dynamics Corp. .............        1,806   $   192,068
Goodrich Corp. .....................          933        25,490
Lockheed Martin Corp. ..............        4,010       278,695
Northrop Grumman Corp. .............        1,051       131,375
The Boeing Co. .....................        7,080       318,600
                                                    -----------
                                                        946,228
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. .........        5,979        76,471
                                                    -----------
AIR FREIGHT -- 0.2%
Airborne, Inc. .....................          454         8,717
FedEx Corp. ........................        2,618       139,801
                                                    -----------
                                                        148,518
                                                    -----------
AIRLINES -- 0.2%
AMR Corp. (a).......................        1,383        23,317
Continental Airlines, Inc. (Class B)
  (a)...............................          564         8,900
Delta Air Lines, Inc. ..............        1,120        22,400
Northwest Airlines Corp. (Class A)
  (a)...............................          766         9,238
Southwest Airlines Co. .............        6,848       110,664
UAL Corp. (a).......................          483         5,525
                                                    -----------
                                                        180,044
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc. ........................        7,560       250,614
                                                    -----------
AUTOMOBILES -- 0.9%
Circuit City Stores, Inc.-CarMax
  Group (a).........................          772        16,714
Ford Motor Co. .....................       16,256       260,096
General Motors Corp. ...............        4,931       263,562
Group 1 Automotive, Inc. (a)........          240         9,156
Harley-Davidson, Inc. ..............        2,614       134,020
United Auto Group, Inc. (a).........          253         5,287
                                                    -----------
                                                        688,835
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.4%
American Axle & Manufacturing
  Holdings, Inc. (a)................          396        11,777
ArvinMeritor, Inc. .................          621        14,904
Cooper Tire & Rubber Co. ...........          610        12,535
Dana Corp. .........................        1,347        24,960
Delphi Corp. .......................        4,980        65,736
Genuine Parts Co. ..................        1,596        55,653
Lear Corp. (a)......................          598        27,657
The Goodyear Tire & Rubber Co. .....        1,446        27,055
TRW, Inc. ..........................        1,127        64,216
Visteon Corp. ......................        1,144        16,245
                                                    -----------
                                                        320,738
                                                    -----------
BANKS (MAJOR REGIONAL) -- 5.0%
Amsouth BanCorp. ...................        3,250        72,735
Bank One Corp. .....................       10,407       400,461
BB&T Corp. .........................        4,257       164,320
Comerica, Inc. .....................        1,606        98,608
Fifth Third Bancorp.................        5,174       344,847

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
FleetBoston Financial Corp. ........        9,323   $   301,599
KeyCorp.............................        3,783       103,276
Mellon Financial Corp. .............        3,985       125,249
National City Corp. ................        5,395       179,384
Northern Trust Corp. ...............        1,992        87,768
PNC Financial Services Group........        2,558       133,732
Regions Financial Corp. ............        2,012        70,722
Southtrust Corp. ...................        3,108        81,181
SunTrust Banks, Inc. ...............        2,561       173,431
The Bank of New York Co., Inc. .....        6,557       221,299
U.S. Bancorp........................       17,129       399,962
Union Planters Corp. ...............        1,698        54,964
Wells Fargo & Co. ..................       15,253       763,565
                                                    -----------
                                                      3,777,103
                                                    -----------
BANKS (MONEY CENTER) -- 1.9%
Bank of America Corp. ..............       13,798       970,828
Wachovia Corp. .....................       12,107       462,245
                                                    -----------
                                                      1,433,073
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.5%
Anheuser-Busch Cos., Inc. ..........        7,850       392,500
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.9%
Coca-Cola Enterprises, Inc. ........        3,910        86,333
PepsiAmericas, Inc. ................        1,162        17,360
PepsiCo, Inc. ......................       15,776       760,403
The Coca-Cola Co. ..................       22,107     1,237,992
The Pepsi Bottling Group, Inc. .....        2,600        80,080
                                                    -----------
                                                      2,182,168
                                                    -----------
BIOTECHNOLOGY -- 0.5%
Amgen, Inc. (a).....................        9,284       388,814
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 4.5%
Cablevision Systems Corp. (Class A)
  (a)...............................        2,331        21,513
Charter Communications, Inc. (a)....        2,568        10,478
Clear Channel Communications, Inc.
  (a)...............................        5,308       169,962
Comcast Corp. (Class A) (a).........        8,455       201,567
Cox Communications, Inc. (Class A)
  (a)...............................        5,386       148,384
EchoStar Communications Corp. (Class
  A) (a)............................        4,214        78,212
General Electric Co. (Class H)......       88,495     2,570,780
General Motors Corp. (Class H)
  (a)...............................        7,588        78,915
USA Interactive (a).................        4,022        94,316
                                                    -----------
                                                      3,374,127
                                                    -----------
BUILDING MATERIALS GROUP -- 0.2%
Masco Corp. ........................        4,296       116,464
USG Corp. (a).......................           72           515
                                                    -----------
                                                        116,979
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.1%
Nextel Communications, Inc. (Class
  A) (a)............................        6,876        22,072
Sprint Corp. (PCS Group) (a)........        9,136        40,838
                                                    -----------
                                                         62,910
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
CHEMICALS -- 1.3%
Air Products & Chemicals, Inc. .....        2,006   $   101,243
E. I. du Pont de Nemours & Co. .....        8,853       393,073
Eastman Chemical Co. ...............          704        33,017
Lyondell Chemical Co. ..............        1,072        16,187
Praxair, Inc. ......................        1,436        81,809
Rohm & Haas Co. ....................        1,965        79,563
The Dow Chemical Co. ...............        8,036       276,278
                                                    -----------
                                                        981,170
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
Engelhard Corp. ....................        1,166        33,021
FMC Corp. (a).......................          275         8,297
PPG Industries, Inc. ...............        1,471        91,055
                                                    -----------
                                                        132,373
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Anixter International, Inc. (a).....          364         8,554
Corning, Inc. (a)...................        8,336        29,593
Motorola, Inc. .....................       19,855       286,309
                                                    -----------
                                                        324,456
                                                    -----------
COMPUTERS (HARDWARE) -- 3.1%
Apple Computer, Inc. (a)............        3,074        54,471
Dell Computer Corp. (a).............       23,247       607,676
Gateway, Inc. (a)...................        2,911        12,925
Hewlett-Packard Co. ................       27,356       418,000
International Business Machines
  Corp. ............................       15,287     1,100,664
NCR Corp. (a).......................          865        29,929
Sun Microsystems, Inc. (a)..........       28,781       144,193
                                                    -----------
                                                      2,367,858
                                                    -----------
COMPUTERS (NETWORKING) -- 1.2%
Avaya, Inc. (a).....................        2,734        13,533
Cisco Systems, Inc. (a).............       65,239       910,084
                                                    -----------
                                                        923,617
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.3%
EMC Corp. (a).......................       19,693       148,682
Lexmark International, Inc. (a).....        1,166        63,431
Quantum Corp. (a)...................        1,382         5,804
                                                    -----------
                                                        217,917
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.3%
Computer Associates International,
  Inc. .............................        5,128        81,484
Maxtor Corp. (a)....................        1,800         8,136
Microsoft Corp. (a).................       48,154     2,634,024
Oracle Corp. (a)....................       49,022       464,238
Unisys Corp. (a)....................        2,858        25,722
                                                    -----------
                                                      3,213,604
                                                    -----------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp. ........        1,957       119,475
Household International, Inc. ......        4,106       204,068
MBNA Corp. .........................        7,618       251,927
SLM Corp. ..........................        1,423       137,889
                                                    -----------
                                                        713,359
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.0%(#)
Ball Corp. .........................          438        18,168
Owens-Illinois, Inc. (a)............        1,148        15,774
                                                    -----------
                                                         33,942
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Crown Cork & Seal Co., Inc. (a).....          912   $     6,247
Sealed Air Corp. (a)................          642        25,853
Temple-Inland, Inc. ................          454        26,269
                                                    -----------
                                                         58,369
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
AmerisourceBergen Corp. ............          933        70,908
Cardinal Health, Inc. ..............        4,016       246,623
Fleming Cos., Inc. .................          380         6,897
McKesson Corp. .....................        2,595        84,857
Owens & Minor, Inc. ................          240         4,742
SUPERVALU, Inc. ....................        1,204        29,534
SYSCO Corp. ........................        5,915       161,006
                                                    -----------
                                                        604,567
                                                    -----------
ELECTRIC COMPANIES -- 3.0%
Allegheny Energy, Inc. .............        1,130        29,098
Ameren Corp. .......................        1,249        53,719
American Electric Power Co.,
  Inc. .............................        2,916       116,698
Avista Corp. .......................          431         5,948
Cinergy Corp. ......................        1,450        52,185
CMS Energy Corp. ...................        1,149        12,616
Conectiv, Inc. .....................          791        20,416
Consolidated Edison, Inc. ..........        1,920        80,160
Constellation Energy Group, Inc. ...        1,424        41,780
Dominion Resources, Inc. ...........        2,578       170,664
DTE Energy Co. .....................        1,460        65,174
Duke Energy Corp. ..................        7,392       229,891
Edison International (a)............        2,946        50,082
Energy East Corp. ..................          898        20,295
Entergy Corp. ......................        2,016        85,559
Exelon Corp. .......................        2,824       147,695
FirstEnergy Corp. ..................        2,678        89,392
FPL Group, Inc. ....................        1,569        94,124
IDACORP, Inc. ......................          264         7,313
Mirant Corp. (a)....................        3,308        24,148
Northeast Utilities.................        1,177        22,139
NSTAR...............................          390        17,464
OGE Energy Corp. ...................          630        14,402
PG&E Corp. (a)......................        3,487        62,382
Pinnacle West Capital Corp. ........          760        30,020
PPL Corp. ..........................        1,308        43,269
Progress Energy, Inc. ..............        1,907        99,183
Public Service Enterprise Group,
  Inc. .............................        1,852        80,192
Puget Energy, Inc. .................          770        15,901
Reliant Energy, Inc. ...............        2,636        44,548
SCANA Corp. ........................          946        29,203
Sierra Pacific Resources............          872         6,802
The Southern Co. ...................        6,193       169,688
TXU Corp. ..........................        2,522       130,009
Wisconsin Energy Corp. .............          996        25,169
Xcel Energy, Inc. ..................        3,476        58,293
                                                    -----------
                                                      2,245,621
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
Cooper Industries Ltd. .............          851        33,444
EMCOR Group, Inc. (a)...............          124         7,279
Emerson Electric Co. ...............        3,794       203,017
Rockwell Automation, Inc. ..........        1,671        33,387

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Sanmina-SCI Corp. (a)...............        4,674   $    29,493
Solectron Corp. (a).................        6,857        42,170
                                                    -----------
                                                        348,790
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a).........          899        18,654
Avnet, Inc. (a).....................        1,031        22,672
W.W. Grainger, Inc. ................          847        42,435
                                                    -----------
                                                         83,761
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Raytheon Co. .......................        3,470       141,403
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a)......        4,062        96,066
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.1%
Advanced Micro Devices, Inc. (a)....        3,050        29,646
Intel Corp. ........................       59,671     1,090,189
Micron Technology, Inc. (a).........        5,363       108,440
Texas Instruments, Inc. ............       15,334       363,416
                                                    -----------
                                                      1,591,691
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ........................          703        27,382
Jacobs Engineering Group, Inc.
  (a)...............................          424        14,747
                                                    -----------
                                                         42,129
                                                    -----------
ENTERTAINMENT -- 2.2%
AOL Time Warner, Inc. (a)...........       39,739       584,561
The Walt Disney Co. ................       18,190       343,791
Viacom, Inc. (Class B) (a)..........       15,790       700,602
                                                    -----------
                                                      1,628,954
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. (a).........       14,556       276,855
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 6.1%
American Express Co. ...............       11,879       431,445
Citigroup, Inc. ....................       45,703     1,770,991
Countrywide Credit Industries,
  Inc. .............................        1,008        48,636
Equity Office Properties Trust......        3,602       108,420
Fannie Mae..........................        8,844       652,245
Freddie Mac.........................        6,195       379,134
J.P. Morgan Chase & Co. ............       17,718       600,995
Morgan Stanley......................        9,791       421,796
Providian Financial Corp. (a).......        2,182        12,830
State Street Corp. .................        2,848       127,306
                                                    -----------
                                                      4,553,798
                                                    -----------
FOODS -- 1.4%
Campbell Soup Co. ..................        3,650       100,959
ConAgra Foods, Inc. ................        4,846       133,992
Dean Foods Co. (a)..................          788        29,392
Dole Food Co., Inc. ................          512        14,771
General Mills, Inc. ................        3,259       143,657
H.J. Heinz Co. .....................        3,153       129,588
Hershey Foods Corp. ................        1,238        77,375
Hormel Foods Corp. .................        1,272        30,452
Interstate Bakeries Corp. ..........          431        12,447

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Kellogg Co. ........................        3,677   $   131,857
Sara Lee Corp. .....................        6,955       143,551
Smithfield Foods, Inc. (a)..........          952        17,660
Tyson Foods, Inc. (Class A).........        3,268        50,687
                                                    -----------
                                                      1,016,388
                                                    -----------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)................        2,429       130,316
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. (a)....          978        43,374
MGM Mirage, Inc. (a)................        1,370        46,238
Park Place Entertainment Corp.
  (a)...............................        2,747        28,157
                                                    -----------
                                                        117,769
                                                    -----------
HARDWARE & TOOLS -- 0.0%(#)
The Black & Decker Corp. ...........          754        36,343
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.2%
Abbott Laboratories.................       13,917       523,975
AdvancePCS (a)......................          756        18,099
Bristol-Myers Squibb Co. ...........       17,228       442,760
Johnson & Johnson...................       26,847     1,403,024
                                                    -----------
                                                      2,387,858
                                                    -----------
HEALTH CARE (DRUGS/ PHARMACEUTICALS) -- 6.5%
Eli Lilly & Co. ....................        9,964       561,969
Merck & Co., Inc. ..................       20,192     1,022,523
Pfizer, Inc. .......................       55,662     1,948,170
Pharmacia Corp. ....................       11,555       432,735
Schering-Plough Corp. ..............       13,084       321,866
Wyeth...............................       11,749       601,549
                                                    -----------
                                                      4,888,812
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.6%
HCA, Inc. ..........................        4,623       219,593
Tenet Healthcare Corp. (a)..........        2,886       206,493
                                                    -----------
                                                        426,086
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.0%
Aetna, Inc. ........................        1,292        61,977
Anthem, Inc. (a)....................          928        62,622
CIGNA Corp. ........................        1,212       118,073
Coventry Health Care, Inc. (a)......          400        11,368
Express Scripts, Inc. (Class A)
  (a)...............................          710        35,578
Health Net, Inc. (a)................        1,120        29,983
Humana, Inc. (a)....................        1,499        23,429
Oxford Health Plans, Inc. (a).......          774        35,960
PacifiCare Health Systems, Inc.
  (a)...............................          315         8,568
UnitedHealth Group, Inc. ...........        2,802       256,523
Wellpoint Health Networks, Inc.
  (a)...............................        1,316       102,398
                                                    -----------
                                                        746,479
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.0%
Baxter International, Inc. .........        5,284       234,874
Becton Dickinson & Co. .............        2,312        79,648
Medtronic, Inc. ....................       10,802       462,866
                                                    -----------
                                                        777,388
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
HEALTH CARE (SPECIAL SERVICES) -- 0.2%
HealthSouth Corp. (a)...............        3,517   $    44,983
Kindred Healthcare, Inc. (a)........          130         5,781
Quest Diagnostics, Inc. (a).........          862        74,175
                                                    -----------
                                                        124,939
                                                    -----------
HOMEBUILDING -- 0.2%
Centex Corp. .......................          550        31,785
D.R. Horton, Inc. ..................        1,274        33,162
KB HOME.............................          473        24,364
Lennar Corp. .......................          558        34,150
Pulte Homes, Inc. ..................          552        31,729
                                                    -----------
                                                        155,190
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. ..............        1,773        41,488
Maytag Corp. .......................          702        29,941
Whirlpool Corp. ....................          545        35,621
                                                    -----------
                                                        107,050
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.2%
Colgate-Palmolive Co. ..............        4,961       248,298
Kimberly-Clark Corp. ...............        4,614       286,068
The Clorox Co. .....................        2,112        87,331
The Procter & Gamble Co. ...........       11,578     1,033,916
                                                    -----------
                                                      1,655,613
                                                    -----------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. ...............        1,298        72,688
Newell Rubbermaid, Inc. ............        2,440        85,546
                                                    -----------
                                                        158,234
                                                    -----------
INSURANCE BROKERS -- 0.4%
Aon Corp. ..........................        2,377        70,074
Marsh & McLennan Cos., Inc. ........        2,457       237,346
                                                    -----------
                                                        307,420
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.0%
AFLAC, Inc. ........................        4,679       149,728
Jefferson-Pilot Corp. ..............        1,338        62,886
John Hancock Financial Services,
  Inc. .............................        2,697        94,934
Lincoln National Corp. .............        1,721        72,282
MetLife, Inc. ......................        6,518       187,719
The Principal Financial Group, Inc.
  (a)...............................        3,292       102,052
UnumProvident Corp. ................        2,194        55,837
                                                    -----------
                                                        725,438
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.6%
American International Group,
  Inc. .............................       23,245     1,586,006
Loews Corp. ........................        1,744        92,415
Prudential Financial Inc. (a).......        5,190       173,138
The Hartford Financial Services
  Group, Inc. ......................        2,163       128,634
                                                    -----------
                                                      1,980,193
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Allmerica Financial Corp. ..........          479        22,130
American Financial Group, Inc. .....          590        14,101
Fidelity National Financial,
  Inc. .............................          711        22,467
First American Corp. ...............          516        11,868
Safeco Corp. .......................        1,162        35,894

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
The Allstate Corp. .................        6,418   $   237,338
The Chubb Corp. ....................        1,531       108,395
The Progressive Corp. ..............        1,980       114,543
The St. Paul Cos, Inc. .............        1,870        72,780
                                                    -----------
                                                        639,516
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.3%
Lehman Brothers Holdings, Inc. .....        2,177       136,106
Merrill Lynch & Co., Inc. ..........        7,728       312,984
The Bear Stearns Cos., Inc. ........          905        55,386
The Charles Schwab Corp. ...........       12,237       137,054
The Goldman Sachs Group, Inc. ......        4,203       308,290
                                                    -----------
                                                        949,820
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ....................          781        21,868
Mattel, Inc. .......................        3,882        81,833
                                                    -----------
                                                        103,701
                                                    -----------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ................        3,272        45,481
Host Marriott Corp. (a).............        2,146        24,250
Marriott International, Inc. (Class
  A)................................        2,176        82,797
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)....................        1,775        58,379
                                                    -----------
                                                        210,907
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. ..................        3,032       148,416
Deere & Co. ........................        2,124       101,740
Dover Corp. ........................        1,830        64,050
                                                    -----------
                                                        314,206
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.2%
3M Co. .............................        3,518       432,714
American Standard Cos., Inc. (a)....          647        48,590
Danaher Corp. ......................        1,291        85,658
Eaton Corp. ........................          616        44,814
Honeywell International, Inc. ......        7,210       254,008
Illinois Tool Works, Inc. ..........        2,739       187,074
ITT Industries, Inc. ...............          807        56,974
Johnson Controls, Inc. .............          788        64,309
Lennox International, Inc. .........          298         5,361
Parker-Hannifin Corp. ..............        1,021        48,793
SPX Corp. (a).......................          368        43,240
Textron, Inc. ......................        1,293        60,642
United Technologies Corp. ..........        4,202       285,316
                                                    -----------
                                                      1,617,493
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ...............        1,007        63,189
Jabil Circuit, Inc. (a).............        1,738        36,689
York International Corp. ...........          355        11,996
                                                    -----------
                                                        111,874
                                                    -----------
METALS MINING -- 0.0%(#)
Phelps Dodge Corp. (a)..............          726        29,911
                                                    -----------
NATURAL GAS (DISTRIBUTION/ PIPE LINE) -- 0.4%
Aquila Inc. ........................        1,318        10,544
Dynegy, Inc. (Class A)..............        3,023        21,766

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
El Paso Corp. ......................        5,184   $   106,842
KeySpan Corp. ......................        1,190        44,803
NiSource, Inc. .....................        1,858        40,560
ONEOK, Inc. ........................          450         9,878
Sempra Energy.......................        1,870        41,383
The Williams Cos., Inc. ............        4,590        27,494
Western Gas Resources, Inc. ........          340        12,716
                                                    -----------
                                                        315,986
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
IKON Office Solutions, Inc. ........        1,044         9,813
OfficeMax, Inc. (a).................          992         5,843
Pitney Bowes, Inc. .................        2,175        86,391
Steelcase, Inc. (Class A)...........        1,150        15,387
United Stationers, Inc. (a).........          305         9,272
                                                    -----------
                                                        126,706
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.8%
Amerada Hess Corp. .................          795        65,588
Conoco, Inc. .......................        5,545       154,151
Marathon Oil Corp. .................        2,723        73,848
Occidental Petroleum Corp. .........        3,363       100,856
Phillips Petroleum Co. .............        3,373       198,602
Premcor Inc. (a)....................          524        13,477
                                                    -----------
                                                        606,522
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 4.4%
ChevronTexaco Corp. ................        9,512       841,812
Exxon Mobil Corp. ..................       60,412     2,472,059
Tesoro Petroleum Corp. (a)..........          382         2,961
                                                    -----------
                                                      3,316,832
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Baker Hughes, Inc. .................        3,003        99,970
Halliburton Co. ....................        3,879        61,831
                                                    -----------
                                                        161,801
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.6%
Anadarko Petroleum Corp. ...........        2,258       111,319
Burlington Resources Inc. ..........        1,740        66,120
Devon Energy Corp. .................        1,360        67,021
FMC Technologies, Inc. (a)..........          512        10,629
Kerr-McGee Corp. ...................          918        49,159
Murphy Oil Corp. ...................          390        32,175
Smith International, Inc. (a).......          384        26,185
Unocal Corp. .......................        2,215        81,822
                                                    -----------
                                                        444,430
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. ......................          631        25,555
Sunoco, Inc. .......................          646        23,017
Valero Energy Corp. ................          900        33,678
                                                    -----------
                                                         82,250
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp. ................          525        18,128
Georgia-Pacific Corp. ..............        2,062        50,684
International Paper Co. ............        4,283       186,653
MeadWestvaco Corp. .................        1,738        58,327

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Smurfit-Stone Container Corp. (a)...        2,214   $    34,140
Weyerhaeuser Co. ...................        1,995       127,381
                                                    -----------
                                                        475,313
                                                    -----------
PERSONAL CARE -- 0.7%
Avon Products, Inc. ................        2,137       111,637
The Estee Lauder Cos., Inc. (Class
  A)................................        2,145        75,504
The Gillette Co. ...................        9,437       319,631
                                                    -----------
                                                        506,772
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ..................        2,593        75,638
Xerox Corp. (a).....................        6,304        43,939
                                                    -----------
                                                        119,577
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Calpine Corp. (a)...................        2,974        20,907
Reliant Resources, Inc. (a).........        2,394        20,948
The AES Corp. (a)...................        4,731        25,642
                                                    -----------
                                                         67,497
                                                    -----------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. .........        1,744       104,117
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. ..................        2,363       179,352
The New York Times Co. (Class A)....        1,377        70,916
Tribune Co. ........................        2,667       116,014
                                                    -----------
                                                        366,282
                                                    -----------
RAILROADS -- 0.5%
Burlington Northern Santa Fe
  Corp. ............................        3,412       102,360
CSX Corp. ..........................        1,864        65,333
Norfolk Southern Corp. .............        3,483        81,433
Union Pacific Corp. ................        2,226       140,861
                                                    -----------
                                                        389,987
                                                    -----------
RESTAURANTS -- 0.6%
Darden Restaurants, Inc. ...........        1,498        37,001
McDonald's Corp. ...................       11,513       327,545
Yum! Brands, Inc. (a)...............        2,630        76,927
                                                    -----------
                                                        441,473
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 1.5%
Lowe's Cos., Inc. ..................        6,902       313,351
The Home Depot, Inc. ...............       20,884       767,069
The Sherwin-Williams Co. ...........        1,439        43,069
                                                    -----------
                                                      1,123,489
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a)..............        2,838       103,020
CDW Computer Centers, Inc. (a)......          756        35,388
Circuit City Stores-Circuit City
  Group.............................        1,869        35,044
Radioshack Corp. ...................        1,640        49,298
Tech Data Corp. (a).................          480        18,168
                                                    -----------
                                                        240,918
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.6%
Dillards, Inc. (Class A)............          789        20,743
Federated Department Stores, Inc.
  (a)...............................        1,723        68,403
J.C. Penney Co., Inc. ..............        2,380        52,407
Kohl's Corp. (a)....................        3,012       211,081
Nordstrom, Inc. ....................        1,197        27,112

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Saks, Inc. (a)......................        1,288   $    16,538
The May Department Stores Co. ......        2,647        87,166
                                                    -----------
                                                        483,450
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a)..................        1,027        20,211
Dollar General Corp. ...............        2,995        56,995
Family Dollar Stores, Inc. .........        1,492        52,593
ShopKo Stores, Inc. (a).............          263         5,313
                                                    -----------
                                                        135,112
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.8%
BJ'S Wholesale Club, Inc. (a).......          662        25,487
Costco Wholesale Corp. (a)..........        4,068       157,106
Performance Food Group Co. (a)......          276         9,345
Sears, Roebuck & Co. ...............        2,842       154,321
Target Corp. .......................        8,066       307,315
Wal-Mart Stores, Inc. ..............       39,660     2,181,696
                                                    -----------
                                                      2,835,270
                                                    -----------
RETAIL (SPECIALTY) -- 0.5%
Amazon.com, Inc. (a)................        3,134        50,928
Autonation, Inc. (a)................        2,930        42,485
Autozone, Inc. (a)..................          978        75,599
Barnes & Noble, Inc. (a)............          600        15,858
Borders Group, Inc. (a).............          652        11,997
Foot Locker, Inc. (a)...............        1,283        18,539
Office Depot, Inc. (a)..............        2,702        45,394
Sonic Automotive, Inc. (Class A)
  (a)...............................          379         9,759
Staples, Inc. (a)...................        4,192        82,582
Toys "R" Us, Inc. (a)...............        1,744        30,468
                                                    -----------
                                                        383,609
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Limited Brands......................        4,564        97,213
Liz Claiborne, Inc. ................          880        27,984
The Gap, Inc. ......................        7,661       108,786
The TJX Cos., Inc. .................        4,780        93,736
                                                    -----------
                                                        327,719
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a)...............        1,970        32,505
CVS Corp. ..........................        3,523       107,804
Longs Drug Stores Corp. ............          360        10,184
Walgreen Co. .......................        9,077       350,645
                                                    -----------
                                                        501,138
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.5%
Albertson's, Inc. ..................        3,676       111,971
Pathmark Stores, Inc. (a)...........          230         4,326
Safeway, Inc. (a)...................        4,507       131,560
The Kroger Co. (a)..................        7,169       142,663
Winn-Dixie Stores, Inc. ............        1,280        19,955
                                                    -----------
                                                        410,475
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Golden State Bancorp, Inc. .........        1,187        43,029
Golden West Financial Corp. ........        1,370        94,229
Washington Mutual, Inc. ............        8,612       319,591
                                                    -----------
                                                        456,849
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. ................        1,648   $    75,478
The Interpublic Group of Cos.,
  Inc. .............................        3,359        83,169
                                                    -----------
                                                        158,647
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.3%
ARAMARK Corp. (Class B) (a).........        1,624        40,600
Cendant Corp. (a)...................        9,148       145,270
NorthWestern Corp. .................           48           814
Pittston Brink's Group..............          483        11,592
The Service Master Co. .............        2,748        37,702
                                                    -----------
                                                        235,978
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
Computer Sciences Corp. (a).........        1,542        73,708
Electronic Data Systems Corp. ......        4,276       158,853
Ingram Micro, Inc. (Class A) (a)....        1,334        18,343
                                                    -----------
                                                        250,904
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.7%
Automatic Data Processing, Inc. ....        5,543       241,398
First Data Corp. ...................        6,720       249,984
                                                    -----------
                                                        491,382
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0%(#)
Administaff, Inc. (a)...............          220         2,200
Manpower, Inc. .....................          683        25,100
                                                    -----------
                                                         27,300
                                                    -----------
SPECIALTY PRINTING -- 0.0%(#)
R.R. Donnelley & Sons Co. ..........        1,060        29,203
                                                    -----------
STEEL -- 0.1%
AK Steel Holding Corp. (a)..........          988        12,656
Nucor Corp. ........................          644        41,886
                                                    -----------
                                                         54,542
                                                    -----------
TELEPHONE -- 3.4%
ALLTEL Corp. .......................        2,732       128,404
BellSouth Corp. ....................       16,705       526,207
Qwest Communications International,
  Inc. (a)..........................       14,905        41,734
SBC Communications, Inc. ...........       29,660       904,630
Verizon Communications, Inc. .......       24,300       975,645
                                                    -----------
                                                      2,576,620
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.6%
AT&T Corp. .........................       34,193       365,865
Sprint Corp. .......................        7,924        84,074
                                                    -----------
                                                        449,939
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a).......        1,107        41,513
V. F. Corp. ........................        1,020        39,994
                                                    -----------
                                                         81,507
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Mohawk Industries, Inc. (a).........          597        36,733
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
TOBACCO -- 1.2%
Loews Corp. ........................        1,504   $    40,683
Philip Morris Cos., Inc. ...........       19,118       835,074
R.J. Reynolds Tobacco Holdings,
  Inc. .............................          795        42,732
                                                    -----------
                                                        918,489
                                                    -----------
TRUCKING -- 0.9%
C. H. Robinson Worldwide, Inc. .....          644        21,593
CNF, Inc. ..........................          441        16,749
Ryder Systems, Inc. ................          546        14,791
United Parcel Service, Inc. (Class
  B)................................        9,910       611,943
Yellow Corp. (a)....................          244         7,906
                                                    -----------
                                                        672,982
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins, Inc. ......................          360        11,916
Navistar International Corp. (a)....          538        17,216
Paccar, Inc. .......................        1,052        46,698
                                                    -----------
                                                         75,830
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a)...        1,775   $    17,040
Waste Management, Inc. .............        5,565       144,968
                                                    -----------
                                                        162,008
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $88,965,910)................                 75,284,004
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $114,147)........      114,147       114,147
                                                    -----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $89,080,057)................                 75,398,151
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                   (133,992)
                                                    -----------
NET ASSETS -- 100.0%................                $75,264,159
                                                    ===========

(a) Non-income producing security

 (#)   Amount is less than 0.1%

See accompanying notes to financial statements.

FORTUNE e-50(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 99.9%
BROADCASTING (TV, RADIO & CABLE) -- 5.4%
USA Interactive (a).....................    12,253   $  287,333
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 2.4%
Corning, Inc. (a).......................    11,598       41,173
QUALCOMM, Inc. (a)......................     1,895       52,094
Tellabs, Inc. (a).......................     5,735       35,557
                                                     ----------
                                                        128,824
                                                     ----------
COMPUTERS (HARDWARE) -- 10.6%
Dell Computer Corp. (a).................     9,789      255,884
International Business Machines
  Corp. ................................     2,880      207,360
Juniper Networks, Inc. (a)..............     6,020       34,013
Sun Microsystems, Inc. (a)..............    13,896       69,619
                                                     ----------
                                                        566,876
                                                     ----------
COMPUTERS (NETWORKING) -- 10.8%
Cisco Systems, Inc. (a).................    35,625      496,969
Network Appliance, Inc. (a).............     6,500       80,860
                                                     ----------
                                                        577,829
                                                     ----------
COMPUTERS (PERIPHERALS) -- 0.9%
EMC Corp. (a)...........................     6,043       45,625
                                                     ----------
COMPUTER SOFTWARE/SERVICES -- 35.7%
Adobe Systems, Inc. ....................     2,258       64,353
BEA Systems, Inc. (a)...................     6,187       58,838
Check Point Software Technologies Ltd.
  (a)...................................     3,713       50,348
Citrix Systems, Inc. (a)................     2,744       16,574
Earthlink, Inc. (a).....................     4,471       29,643
eBay, Inc. (a)..........................     3,070      189,173
Intuit, Inc. (a)........................     1,410       70,105
Macromedia, Inc. (a)....................     3,398       30,140
Microsoft Corp. (a).....................     8,981      491,261
Network Associates, Inc. (a)............     4,075       78,525
Openwave Systems, Inc. (a)..............     4,221       23,680
Oracle Corp. (a)........................    31,784      300,995
Overture Services, Inc. (a).............     1,991       48,580
PayPal, Inc. (a)........................     2,249       45,432
PeopleSoft, Inc. (a)....................     3,129       46,560
RealNetworks, Inc. (a)..................     8,396       34,172
RSA Security, Inc. (a)..................     2,876       13,834
S1 Corp. (a)............................     4,939       36,499
Siebel Systems, Inc. (a)................     6,003       85,363
TIBCO Software, Inc. (a)................     6,758       37,574
VeriSign, Inc. (a)......................     3,131       22,512
Yahoo!, Inc. (a)........................     8,490      125,312
                                                     ----------
                                                      1,899,473
                                                     ----------
ELECTRONICS (SEMICONDUCTORS) -- 12.6%
Broadcom Corp. (Class A) (a)............     3,650       64,021
Intel Corp. ............................    19,572      357,580
Texas Instruments, Inc. ................    10,545      249,917
                                                     ----------
                                                        671,518
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
ENTERTAINMENT -- 4.2%
AOL Time Warner, Inc. (a)...............    15,033   $  221,135
                                                     ----------
INVESTMENT BANKING/BROKERAGE -- 4.5%
Ameritrade Holding Corp. (Class A)
  (a)...................................     9,421       43,148
E*Trade Group, Inc. (a).................     9,841       53,732
Knight Trading Group, Inc. (a)..........     4,716       24,712
The Charles Schwab Corp. ...............    10,417      116,670
                                                     ----------
                                                        238,262
                                                     ----------
RETAIL (HOME SHOPPING) -- 2.4%
Amazon.com, Inc. (a)....................     7,720      125,450
                                                     ----------
SERVICES (ADVERTISING/MARKETING) -- 1.3%
DoubleClick, Inc. (a)...................     5,949       43,130
TMP Worldwide, Inc. (a).................     1,313       28,230
                                                     ----------
                                                         71,360
                                                     ----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.3%
FreeMarkets, Inc. (a)...................     2,784       39,338
Sabre Holdings Corp. (a)................       783       28,031
                                                     ----------
                                                         67,369
                                                     ----------
TELEPHONE -- 3.5%
Qwest Communications International, Inc.
  (a)...................................     4,468       12,510
SBC Communications, Inc. ...............     5,736      174,948
                                                     ----------
                                                        187,458
                                                     ----------
TELEPHONE (LONG DISTANCE) -- 1.6%
AT&T Corp. .............................     7,986       85,450
                                                     ----------
TRUCKING -- 2.7%
United Parcel Service, Inc. (Class B)...     2,362      145,854
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $8,854,001).....................              5,319,816
                                                     ----------
SHORT TERM INVESTMENTS -- 0.0%(#)
MONEY MARKET FUND -- 0.0%(#)
AIM Short Term Investment Class Prime
  Fund (Cost $1,131)....................     1,131        1,131
                                                     ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $8,855,132).....................              5,320,947
OTHER ASSETS AND LIABILITIES -- 0.1%....                  4,749
                                                     ----------
NET ASSETS -- 100.0%....................             $5,325,696
                                                     ==========

(a) Non-income producing security

 (#)   Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
ASSETS
  Investments in securities at value (Note 2)..............    $ 16,386,740       $39,152,601        $21,595,871
  Cash.....................................................          36,248            14,766             90,880
  Foreign currency.........................................              --                --                 --
  Receivable for investments sold..........................              --                --                 --
  Dividends receivable (Note 2)............................          16,975            52,288                671
                                                               ------------       -----------        -----------
         TOTAL ASSETS......................................      16,439,963        39,219,655         21,687,422
                                                               ------------       -----------        -----------
LIABILITIES
  Distributions payable (Note 2)...........................           3,503           219,596                 --
  Payable for investments purchased........................              --                --             34,105
  Accrued advisory fee (Note 3)............................           2,789             6,604              4,563
  Accrued trustees fee (Note 3)............................           2,333             4,678              1,628
                                                               ------------       -----------        -----------
         TOTAL LIABILITIES.................................           8,625           230,878             40,296
                                                               ------------       -----------        -----------
         NET ASSETS........................................    $ 16,431,338       $38,988,777        $21,647,126
                                                               ============       ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................................    $ 38,465,349       $47,116,725        $32,294,686
  Undistributed (distribution in excess of) net investment
    income.................................................          11,375            22,006                 --
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions..........................      (9,144,210)       (1,676,079)        (2,998,453)
  Net unrealized appreciation (depreciation) on:
    Investments............................................     (12,901,176)       (6,473,875)        (7,649,107)
    Foreign currency.......................................              --                --                 --
                                                               ------------       -----------        -----------
         NET ASSETS........................................    $ 16,431,338       $38,988,777        $21,647,126
                                                               ============       ===========        ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share...................    $      41.07       $    111.37        $     54.10
                                                               ============       ===========        ===========
  Shares outstanding (unlimited amount authorized, $0.01
    par value).............................................         400,104           350,077            400,100
                                                               ============       ===========        ===========
  Investments in securities, at cost.......................    $ 29,287,916       $45,626,476        $29,244,978
                                                               ============       ===========        ===========
  Foreign currency, at cost................................    $         --       $        --        $        --
                                                               ============       ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
       SMALL CAP       GLOBAL TITANS      REIT         TECHNOLOGY        INTERNET         500(R)        E-50(R)
    VALUE INDEX FUND    INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND      INDEX FUND    INDEX FUND
    ----------------   -------------   -----------   --------------   --------------   ------------   -----------
      $54,441,343       $25,206,690    $32,386,396    $ 53,251,265     $  4,803,698    $ 75,398,151   $ 5,320,947
           30,116            35,827         47,519          31,010            6,328           3,520         6,931
               --            18,600             --              --               --              --            --
          208,107                --        483,615              --               --              --            --
           80,631            40,189        201,658          24,785               --          87,987           335
      -----------       -----------    -----------    ------------     ------------    ------------   -----------
       54,760,197        25,301,306     33,119,188      53,307,060        4,810,026      75,489,658     5,328,213
      -----------       -----------    -----------    ------------     ------------    ------------   -----------
          306,112            82,958        368,532              --               --         208,507            --
          222,136                --        120,102              --               --              --            --
           11,453             9,630          6,217          23,987            1,744          12,053         1,074
            3,042             2,154          1,969           7,414              505           4,939         1,443
      -----------       -----------    -----------    ------------     ------------    ------------   -----------
          542,743            94,742        496,820          31,401            2,249         225,499         2,517
      -----------       -----------    -----------    ------------     ------------    ------------   -----------
      $54,217,454       $25,206,564    $32,622,368    $ 53,275,659     $  4,807,777    $ 75,264,159   $ 5,325,696
      ===========       ===========    ===========    ============     ============    ============   ===========
      $50,325,835       $34,310,099    $29,096,235    $127,218,438     $ 25,907,561    $ 90,765,871   $13,871,494
          (23,260)           13,700        (27,123)             --               --          40,381            --
                         (2,350,165)       209,689     (16,482,302)     (17,109,740)     (1,860,187)   (5,011,613)
          406,649
        3,508,230        (6,767,391)     3,343,567     (57,460,477)      (3,990,044)    (13,681,906)   (3,534,185)
                                321             --              --               --              --            --
               --
      -----------       -----------    -----------    ------------     ------------    ------------   -----------
      $54,217,454       $25,206,564    $32,622,368    $ 53,275,659     $  4,807,777    $ 75,264,159   $ 5,325,696
      ===========       ===========    ===========    ============     ============    ============   ===========
      $    135.51       $     56.00    $    130.44    $      33.30     $       7.39    $      71.67   $     21.29
      ===========       ===========    ===========    ============     ============    ============   ===========
                            450,119        250,092       1,600,102          650,145       1,050,102       250,118
          400,096
      ===========       ===========    ===========    ============     ============    ============   ===========
      $50,933,113       $31,974,081    $29,042,829    $110,711,742     $  8,793,742    $ 89,080,057   $ 8,855,132
      ===========       ===========    ===========    ============     ============    ============   ===========
      $        --       $    18,637    $        --    $         --     $         --    $         --   $        --
      ===========       ===========    ===========    ============     ============    ============   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2).................................    $   115,271        $   888,279        $    13,003
  Foreign taxes withheld...................................             --                 --                 --
                                                               -----------        -----------        -----------
  TOTAL INVESTMENT INCOME..................................        115,271            888,279             13,003
                                                               -----------        -----------        -----------
EXPENSES
  Advisory fee (Note 3)....................................         40,783             86,623             41,053
  Trustees fee (Note 3)....................................          9,747             16,365              7,395
                                                               -----------        -----------        -----------
  NET EXPENSES.............................................         50,530            102,988             48,448
                                                               -----------        -----------        -----------
  NET INVESTMENT INCOME (LOSS).............................         64,741            785,291            (35,445)
                                                               -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments............................................     (4,780,451)          (295,351)          (499,308)
    Foreign currency transactions..........................             --                 --                 --
  Net change in unrealized appreciation (depreciation) on:
    Investments............................................     (3,129,398)        (6,070,358)        (7,717,970)
    Foreign currency.......................................             --                 --                 --
                                                               -----------        -----------        -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS AND FOREIGN CURRENCY..................     (7,909,849)        (6,365,709)        (8,217,278)
                                                               -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................    $(7,845,108)       $(5,580,418)       $(8,252,723)
                                                               ===========        ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.        DOW JONES        WILSHIRE      MORGAN STANLEY     MORGAN STANLEY      FORTUNE         FORTUNE
       SMALL CAP         GLOBAL TITANS        REIT          TECHNOLOGY          INTERNET          500(R)         E-50(R)
    VALUE INDEX FUND      INDEX FUND       INDEX FUND       INDEX FUND         INDEX FUND       INDEX FUND     INDEX FUND
    ----------------     -------------     ----------     --------------     --------------    ------------    -----------
       $  882,674         $   341,719      $1,381,799      $    154,772       $       639      $    746,361    $    22,627
             (222)            (14,689)            --               (455)               --                --             --
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
          882,452             327,030      1,381,799            154,317               639           746,361         22,627
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
           84,879             101,499         49,124            329,790            22,606           100,475         23,700
           11,820               9,300          9,182             24,335             4,407            16,906          7,185
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
           96,699             110,799         58,306            354,125            27,013           117,381         30,885
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
          785,753             216,231      1,323,493           (199,808)          (26,374)          628,980         (8,258)
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
        2,279,668          (1,427,975)       112,186        (15,549,006)       (5,693,695)       (3,193,811)    (4,034,857)
               --               1,516             --                 --                --                --             --
         (590,783)         (3,428,677)     1,726,174        (21,823,803)          (28,611)       (9,145,697)    (2,877,632)
               --                 441             --                 --                --                --             --
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
        1,688,885          (4,854,695)     1,838,360        (37,372,809)       (5,722,306)      (12,339,508)    (6,912,489)
       ----------         -----------      ----------      ------------       -----------      ------------    -----------
       $2,474,638         $(4,638,464)     $3,161,853      $(37,572,617)      $(5,748,680)     $(11,710,528)   $(6,920,747)
       ==========         ===========      ==========      ============       ===========      ============    ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 DOW JONES U.S.                       DOW JONES U.S.
                                                          LARGE CAP GROWTH INDEX FUND           LARGE CAP VALUE INDEX FUND
                                                       ----------------------------------   -----------------------------------
                                                       YEAR ENDED       FOR THE PERIOD       YEAR ENDED       FOR THE PERIOD
                                                        6/30/2002    9/25/2000*-6/30/2001    6/30/2002     9/25/2000*-6/30/2001
                                                       -----------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $    64,741       $     22,466       $    785,291       $    568,807
  Net realized gain (loss) on investments and foreign
    currency transactions............................   (4,780,451)        (4,363,759)          (295,351)           (48,716)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency.........................................   (3,129,398)        (9,771,778)        (6,070,358)          (403,517)
                                                       -----------       ------------       ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................   (7,845,108)       (14,113,071)        (5,580,418)           116,574
                                                       -----------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................      (53,366)           (22,466)          (771,288)          (561,907)
  In excess of net investment income.................           --               (969)                --                 --
  Net realized gains.................................           --                 --                 --                 --
  Capital............................................           --                 --                 --                 --
                                                       -----------       ------------       ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................      (53,366)           (23,435)          (771,288)          (561,907)
                                                       -----------       ------------       ------------       ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold................           51         38,466,267         18,577,376         72,053,449
  Cost of streetTRACKS redeemed......................           --                 --        (12,079,329)       (32,765,680)
                                                       -----------       ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS..........................           51         38,466,267          6,498,047         39,287,769
                                                       -----------       ------------       ------------       ------------
  Net increase (decrease) in net assets during
    period...........................................   (7,898,423)        24,329,761            146,341         38,842,436
  Net assets at beginning of period..................   24,329,761                 --         38,842,436                 --
                                                       -----------       ------------       ------------       ------------
NET ASSETS END OF PERIOD (1).........................  $16,431,338       $ 24,329,761       $ 38,988,777       $ 38,842,436
                                                       ===========       ============       ============       ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold..................................            1            400,103            150,000            550,077
  streetTRACKS redeemed..............................           --                 --           (100,000)          (250,000)
                                                       -----------       ------------       ------------       ------------
NET INCREASE.........................................            1            400,103             50,000            300,077
                                                       ===========       ============       ============       ============
(1) Including undistributed (distribution in excess
      of) net investment income......................  $    11,375       $         --       $     22,006       $      6,900
                                                       ===========       ============       ============       ============

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              DOW JONES U.S.                        DOW JONES U.S.                         DOW JONES
        SMALL CAP GROWTH INDEX FUND           SMALL CAP VALUE INDEX FUND            GLOBAL TITANS INDEX FUND
    -----------------------------------   ----------------------------------   ----------------------------------
     YEAR ENDED       FOR THE PERIOD      YEAR ENDED       FOR THE PERIOD      YEAR ENDED       FOR THE PERIOD
     6/30/2002     9/25/2000*-6/30/2001    6/30/2002    9/25/2000*-6/30/2001    6/30/2002    9/25/2000*-6/30/2001
    ------------   --------------------   -----------   --------------------   -----------   --------------------
    $    (35,445)      $   (22,027)       $   785,753       $   479,356        $   216,231       $   181,985
        (499,308)       (4,631,577)         2,279,668           823,341         (1,426,459)       (2,234,793)
      (7,717,970)           68,863           (590,783)        4,099,013         (3,428,236)       (3,338,834)
    ------------       -----------        -----------       -----------        -----------       -----------
      (8,252,723)       (4,584,741)         2,474,638         5,401,710         (4,638,464)       (5,391,642)
    ------------       -----------        -----------       -----------        -----------       -----------
              --                --           (760,512)         (451,368)          (204,047)         (178,873)
              --                --                 --                --                 --                --
              --                --           (949,212)               --                 --                --
              --                --                 --                --                 --            (7,048)
    ------------       -----------        -----------       -----------        -----------       -----------
              --                --         (1,709,724)         (451,368)          (204,047)         (185,921)
    ------------       -----------        -----------       -----------        -----------       -----------
      21,002,378        31,085,966         34,519,176        20,852,917          8,860,544        33,683,326
     (10,896,941)       (6,706,813)        (6,869,895)               --                 --        (6,917,232)
    ------------       -----------        -----------       -----------        -----------       -----------
      10,105,437        24,379,153         27,649,281        20,852,917          8,860,544        26,766,094
    ------------       -----------        -----------       -----------        -----------       -----------
       1,852,714        19,794,412         28,414,195        25,803,259          4,018,033        21,188,531
      19,794,412                --         25,803,259                --         21,188,531                --
    ------------       -----------        -----------       -----------        -----------       -----------
    $ 21,647,126       $19,794,412        $54,217,454       $25,803,259        $25,206,564       $21,188,531
    ============       ===========        ===========       ===========        ===========       ===========
         300,000           350,100            250,000           200,096            150,000           400,119
        (150,000)         (100,000)           (50,000)               --                 --          (100,000)
    ------------       -----------        -----------       -----------        -----------       -----------
         150,000           250,100            200,000           200,096            150,000           300,119
    ============       ===========        ===========       ===========        ===========       ===========
    $         --       $        --        $   (23,260)      $    17,718        $    13,700       $        --
    ============       ===========        ===========       ===========        ===========       ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 WILSHIRE REIT                   MORGAN STANLEY TECHNOLOGY
                                                                   INDEX FUND                           INDEX FUND
                                                       ----------------------------------   -----------------------------------
                                                       YEAR ENDED       FOR THE PERIOD       YEAR ENDED       FOR THE PERIOD
                                                        6/30/2002    4/23/2001*-6/30/2001    6/30/2002     9/25/2000*-6/30/2001
                                                       -----------   --------------------   ------------   --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $ 1,323,493       $   211,565        $   (199,808)      $   (168,220)
  Net realized gain (loss) on investments and foreign
    currency transactions............................      112,186             9,175         (15,549,006)        (4,822,273)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency.........................................    1,726,174         1,617,393         (21,823,803)       (35,636,674)
                                                       -----------       -----------        ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................    3,161,853         1,838,133         (37,572,617)       (40,627,167)
                                                       -----------       -----------        ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................   (1,259,473)         (110,220)                 --                 --
  In excess of net investment income.................           --                --                  --                 --
  Net realized gains.................................     (104,160)               --                  --                 --
  Capital............................................           --                --                  --                 --
                                                       -----------       -----------        ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................   (1,363,633)         (110,220)                 --                 --
                                                       -----------       -----------        ------------       ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold................   12,703,535        16,392,700          24,120,657        134,025,659
  Cost of streetTRACKS redeemed......................           --                --          (5,995,908)       (20,674,965)
                                                       -----------       -----------        ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  streetTRACKS TRANSACTIONS..........................   12,703,535        16,392,700          18,124,749        113,350,694
                                                       -----------       -----------        ------------       ------------
  Net increase (decrease) in net assets during
    period...........................................   14,501,755        18,120,613         (19,447,868)        72,723,527
  Net assets at beginning of period..................   18,120,613                --          72,723,527                 --
                                                       -----------       -----------        ------------       ------------
NET ASSETS END OF PERIOD (1).........................  $32,622,368       $18,120,613        $ 53,275,659       $ 72,723,527
                                                       ===========       ===========        ============       ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold..................................      100,000           150,092             500,000          1,500,102
  streetTRACKS redeemed..............................           --                --            (150,000)          (250,000)
                                                       -----------       -----------        ------------       ------------
NET INCREASE.........................................      100,000           150,092             350,000          1,250,102
                                                       ===========       ===========        ============       ============
(1) Including undistributed (distributions in excess
      of) net investment income......................  $   (27,123)      $   101,345        $         --       $         --
                                                       ===========       ===========        ============       ============

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         MORGAN STANLEY INTERNET                   FORTUNE 500(R)                        FORTUNE E-50(R)
                INDEX FUND                           INDEX FUND                            INDEX FUND
    ----------------------------------   -----------------------------------   -----------------------------------
    YEAR ENDED       FOR THE PERIOD       YEAR ENDED       FOR THE PERIOD       YEAR ENDED       FOR THE PERIOD
     6/30/2002    9/25/2000*-6/30/2001    6/30/2002     10/4/2000*-6/30/2001    6/30/2002     10/4/2000*-6/30/2001
    -----------   --------------------   ------------   --------------------   ------------   --------------------
    $   (26,374)      $    (75,063)      $    628,980       $    494,522       $     (8,258)      $    (37,639)
     (5,693,695)       (32,755,692)        (3,193,811)        (1,263,981)        (4,034,857)       (23,710,339)
        (28,611)        (3,961,433)        (9,145,697)        (4,536,209)        (2,877,632)          (656,553)
    -----------       ------------       ------------       ------------       ------------       ------------
     (5,748,680)       (36,792,188)       (11,710,528)        (5,305,668)        (6,920,747)       (24,404,531)
    -----------       ------------       ------------       ------------       ------------       ------------
             --                 --           (597,631)          (488,300)                --                 --
             --                 --                 --                 --                 --                 --
             --                 --                 --                 --                 --                 --
             --                 --                 --                 --                 --                 --
    -----------       ------------       ------------       ------------       ------------       ------------
             --                 --           (597,631)          (488,300)                --                 --
    -----------       ------------       ------------       ------------       ------------       ------------
      7,821,147         68,751,993         55,922,108        127,125,636                 --         90,209,770
     (4,041,857)       (25,182,638)       (16,282,831)       (73,398,627)        (3,911,563)       (49,647,233)
    -----------       ------------       ------------       ------------       ------------       ------------
      3,779,290         43,569,355         39,639,277         53,727,009         (3,911,563)        40,562,537
    -----------       ------------       ------------       ------------       ------------       ------------
     (1,969,390)         6,777,167         27,331,118         47,933,041        (10,832,310)        16,158,006
      6,777,167                 --         47,933,041                 --         16,158,006                 --
    -----------       ------------       ------------       ------------       ------------       ------------
    $ 4,807,777       $  6,777,167       $ 75,264,159       $ 47,933,041       $  5,325,696       $ 16,158,006
    ===========       ============       ============       ============       ============       ============
        700,000          1,350,145            700,000          1,350,102                 --          1,350,118
       (400,000)        (1,000,000)          (200,000)          (800,000)          (150,000)          (950,000)
    -----------       ------------       ------------       ------------       ------------       ------------
        300,000            350,145            500,000            550,102           (150,000)           400,118
    ===========       ============       ============       ============       ============       ============
    $        --       $         --       $     40,381       $      6,222       $         --       $         --
    ===========       ============       ============       ============       ============       ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   DOW JONES U.S.                DOW JONES U.S.
                                                                  LARGE CAP GROWTH                  LARGE CAP
                                                                     INDEX FUND                 VALUE INDEX FUND
                                                             ---------------------------   ---------------------------
                                                                          FOR THE PERIOD                FOR THE PERIOD
                                                             YEAR ENDED    9/25/2000*-     YEAR ENDED    9/25/2000*-
                                                             6/30/2002      6/30/2001      6/30/2002      6/30/2001
                                                             ----------   --------------   ----------   --------------
Net asset value, beginning of period (Note 7)..............   $ 60.81        $ 97.36        $129.44        $129.48
                                                              -------        -------        -------        -------
Income (loss) from investment operations:
Net investment income (loss)...............................      0.16           0.06           2.33           1.70
Net realized and unrealized gain (loss)....................    (19.77)        (36.55)        (18.11)         (0.06)
                                                              -------        -------        -------        -------
Total from investment operations...........................    (19.61)        (36.49)        (15.78)          1.64
                                                              -------        -------        -------        -------
Distributions to shareholders from:
Net investment income......................................     (0.13)         (0.06)         (2.29)         (1.68)
In excess of net investment income.........................        --             --(#)          --             --
Net realized gains.........................................        --             --             --             --
Capital....................................................        --             --             --             --
                                                              -------        -------        -------        -------
Total distributions........................................     (0.13)         (0.06)         (2.29)         (1.68)
                                                              -------        -------        -------        -------
Net asset value, end of period.............................   $ 41.07        $ 60.81        $111.37        $129.44
                                                              =======        =======        =======        =======
Total return (1)...........................................    (32.29)%       (37.48)%       (12.31)%         1.28%
Net assets, end of period (in 000's).......................   $16,431        $24,330        $38,989        $38,842
Ratio of expenses to average net assets....................      0.25%          0.22%(2)       0.24%          0.21%(2)
Ratio of net investment income (loss) to average net
  assets...................................................      0.32%          0.10%(2)       1.81%          1.61%(2)
Portfolio turnover rate (3)................................        18%            16%            10%            12%

 *   Commencement of operations.
 (#) Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          DOW JONES U.S.                DOW JONES U.S.                   DOW JONES
         SMALL CAP GROWTH                  SMALL CAP                   GLOBAL TITANS
            INDEX FUND                 VALUE INDEX FUND                 INDEX FUND
    ---------------------------   ---------------------------   ---------------------------
                 FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
    YEAR ENDED    9/25/2000*-     YEAR ENDED    9/25/2000*-     YEAR ENDED    9/25/2000*-
    6/30/2002      6/30/2001      6/30/2002      6/30/2001      6/30/2002      6/30/2001
    ----------   --------------   ----------   --------------   ----------   --------------
     $ 79.15        $100.26        $128.95        $103.71        $ 70.60        $ 84.28
     -------        -------        -------        -------        -------        -------
          --          (0.09)          2.89           2.40           0.62           0.57
      (25.05)        (21.02)         11.45          25.10         (14.63)        (13.67)
     -------        -------        -------        -------        -------        -------
      (25.05)        (21.11)         14.34          27.50         (14.01)        (13.10)
     -------        -------        -------        -------        -------        -------
          --             --          (3.04)         (2.26)         (0.59)         (0.56)
          --             --             --             --             --             --
          --             --          (4.74)            --             --             --
          --             --             --             --             --          (0.02)
     -------        -------        -------        -------        -------        -------
          --             --          (7.78)         (2.26)         (0.59)         (0.58)
     -------        -------        -------        -------        -------        -------
     $ 54.10        $ 79.15        $135.51        $128.95        $ 56.00        $ 70.60
     =======        =======        =======        =======        =======        =======
      (31.64)%       (21.07)%        11.54%         26.69%        (19.92)%       (15.54)%
     $21,647        $19,794        $54,217        $25,803        $25,207        $21,189
        0.30%          0.30%(2)       0.28%          0.28%(2)       0.55%          0.52%(2)
       (0.22)%        (0.22)%(2)      2.31%          2.70%(2)       1.07%          0.87%(2)
          46%            34%            29%            47%            12%            16%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               WILSHIRE REIT              MORGAN STANLEY TECHNOLOGY
                                                                 INDEX FUND                      INDEX FUND
                                                      --------------------------------   ---------------------------
                                                                        FOR THE PERIOD                FOR THE PERIOD
                                                       YEAR ENDED        4/23/2001*-     YEAR ENDED    9/25/2000*-
                                                      6/30/2002(4)        6/30/2001      6/30/2002      6/30/2001
                                                      ------------      --------------   ----------   --------------
Net asset value, beginning of period (Note 7).......    $120.73            $109.22        $ 58.17        $ 97.81
                                                        -------            -------        -------        -------
Income (loss) from investment operations:
Net investment income (loss)........................       8.19               1.41             --          (0.13)
Net realized and unrealized gain (loss).............       9.62              10.83         (24.87)        (39.51)
                                                        -------            -------        -------        -------
Total from investment operations....................      17.81              12.24         (24.87)        (39.64)
                                                        -------            -------        -------        -------
Distributions to shareholders from:
Net investment income...............................      (7.41)             (0.73)            --             --
In excess of net investment income..................         --                 --             --             --
Net realized gains..................................      (0.69)                --             --             --
Capital.............................................         --                 --             --             --
                                                        -------            -------        -------        -------
Total distributions.................................      (8.10)             (0.73)            --             --
                                                        -------            -------        -------        -------
Net asset value, end of period......................    $130.44            $120.73        $ 33.30        $ 58.17
                                                        =======            =======        =======        =======
Total return (1)....................................      15.53%             11.22%        (42.77)%       (40.52)%
Net assets, end of period (in 000's)................    $32,622            $18,121        $53,276        $72,724
Ratio of expenses to average net assets.............       0.30%              0.32%(2)       0.54%          0.51%(2)
Ratio of net investment income (loss) to average net
  assets............................................       6.74%              6.88%(2)      (0.30)%        (0.30)%(2)
Portfolio turnover rate (3).........................         15%                 2%            37%            26%

 *   Commencement of operations.
 (#) Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    MORGAN STANLEY INTERNET             FORTUNE 500(R)                FORTUNE E-50(R)
          INDEX FUND                      INDEX FUND                    INDEX FUND
-------------------------------   ---------------------------   ---------------------------
                 FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
    YEAR ENDED    9/25/2000*-     YEAR ENDED    10/4/2000*-     YEAR ENDED    10/4/2000*-
    6/30/2002      6/30/2001      6/30/2002      6/30/2001      6/30/2002      6/30/2001
    ----------   --------------   ----------   --------------   ----------   --------------
     $ 19.36        $ 68.92        $ 87.13        $ 97.85        $ 40.38        $ 84.48
     -------        -------        -------        -------        -------        -------
          --          (0.21)          1.02           0.72             --          (0.09)
      (11.97)        (49.35)        (15.49)        (10.73)        (19.09)        (44.01)
     -------        -------        -------        -------        -------        -------
      (11.97)        (49.56)        (14.47)        (10.01)        (19.09)        (44.10)
     -------        -------        -------        -------        -------        -------
          --             --          (0.99)         (0.71)            --             --
          --             --             --             --             --             --
          --             --             --             --             --             --
          --             --             --             --             --             --
     -------        -------        -------        -------        -------        -------
          --             --          (0.99)         (0.71)            --             --
     -------        -------        -------        -------        -------        -------
     $  7.39        $ 19.36        $ 71.67        $ 87.13        $ 21.29        $ 40.38
     =======        =======        =======        =======        =======        =======
      (61.79)%       (71.92)%       (16.69)%       (10.22)%       (47.26)%       (52.20)%
     $ 4,808        $ 6,777        $75,264        $47,933        $ 5,326        $16,158
        0.60%          0.53%(2)       0.23%          0.21%(2)       0.26%          0.22%(2)
       (0.58)%        (0.52)%(2)      1.25%          1.06%(2)      (0.07)%        (0.15)%(2)
          64%            76%             6%             6%            30%            30%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), (formerly known as the streetTRACKS Morgan Stanley High-Tech 35 Index Fund), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(R) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At June 30, 2002, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                                               2009            2010
---------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $12,048       $ 5,920,273
Dow Jones U.S. Large Cap Value Index Fund                          --           417,474
Dow Jones U.S. Small Cap Growth Index Fund                     83,119         2,147,741
Dow Jones U.S. Small Cap Value Index Fund                          --                --
Dow Jones Global Titans Index Fund                             12,170           976,050
Wilshire REIT Index Fund                                           --                --
Morgan Stanley Technology Index Fund                            1,836         2,341,875
Morgan Stanley Internet Index Fund                             11,495        13,998,828
FORTUNE 500(R) Index Fund                                          --           372,167
FORTUNE e-50(R) Index Fund                                     71,566         3,574,147

For the year ended June 30, 2002, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $        --
Dow Jones U.S. Large Cap Value Index Fund                         1,048,738
Dow Jones U.S. Small Cap Growth Index Fund                          862,264
Dow Jones U.S. Small Cap Value Index Fund                         1,864,241
Dow Jones Global Titans Index Fund                                       --
Wilshire REIT Index Fund                                                 --
Morgan Stanley Technology Index Fund                                137,303
Morgan Stanley Internet Index Fund                                 (832,803)
FORTUNE 500(R) Index Fund                                        (1,518,403)
FORTUNE e-50(R) Index Fund                                         (450,317)

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2001 through June 30, 2002 that are deferred for tax purposes until fiscal 2003:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                           $ 2,411,613
Dow Jones U.S. Large Cap Value Index Fund                              1,128,480
Dow Jones U.S. Small Cap Growth Index Fund                               627,960
Dow Jones U.S. Small Cap Value Index Fund                                     --
Dow Jones Global Titans Index Fund                                     1,338,327
Wilshire REIT Index Fund                                                      --
Morgan Stanley Technology Index Fund                                  10,190,481
Morgan Stanley Internet Index Fund                                     2,914,897
FORTUNE 500(R) Index Fund                                              1,406,799
FORTUNE e-50(R) Index Fund                                             1,281,029

For the year ended June 30, 2002, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended June 30, 2002, was as follows:

                                                                                     LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   53,366            $    --
Dow Jones U.S. Large Cap Value Index Fund                          771,288                 --
Dow Jones U.S. Small Cap Growth Index Fund                              --                 --
Dow Jones U.S. Small Cap Value Index Fund                        1,687,524             22,200
Dow Jones Global Titans Index Fund                                 204,047                 --
Wilshire REIT Index Fund                                         1,337,829             25,804
Morgan Stanley Technology Index Fund                                    --                 --
Morgan Stanley Internet Index Fund                                      --                 --
FORTUNE 500(R) Index Fund                                          597,631                 --
FORTUNE e-50(R) Index Fund                                              --                 --

As of June 30, 2002 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                    UNDISTRIBUTED
                                                               UNDISTRIBUTED          LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
-------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $ 14,878             $     --
Dow Jones U.S. Large Cap Value Index Fund                         241,224                   --
Dow Jones U.S. Small Cap Growth Index Fund                             --                   --
Dow Jones U.S. Small Cap Value Index Fund                         310,337              362,699
Dow Jones Global Titans Index Fund                                 96,658                   --
Wilshire REIT Index Fund                                          257,354              169,558
Morgan Stanley Technology Index Fund                                   --                   --
Morgan Stanley Internet Index Fund                                     --                   --
FORTUNE 500(R) Index Fund                                         248,715                   --
FORTUNE e-50(R) Index Fund                                             --                   --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
Morgan Stanley Internet Index Fund                               0.50
FORTUNE 500(R) Index Fund                                        0.20
FORTUNE e-50(R) Index Fund                                       0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund and the FORTUNE e-50(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2002 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 30,088,192     $  342,221     $(14,043,673)    $(13,701,452)
Dow Jones U.S. Large Cap Value Index Fund                45,756,222      1,156,601       (7,760,222)      (6,603,621)
Dow Jones U.S. Small Cap Growth Index Fund               29,384,611        963,562       (8,752,302)      (7,788,740)
Dow Jones U.S. Small Cap Value Index Fund                50,916,649      4,987,431       (1,462,737)       3,524,694
Dow Jones Global Titans Index Fund                       31,997,699        545,240       (7,336,249)      (6,791,009)
Wilshire REIT Index Fund                                 28,918,640      3,737,333         (269,577)       3,467,756
Morgan Stanley Technology Index Fund                    114,659,852      1,070,460      (62,479,047)     (61,408,587)
Morgan Stanley Internet Index Fund                        8,978,262        140,000       (4,314,564)      (4,174,564)
FORTUNE 500(R) Index Fund                                89,161,106      2,253,565      (16,016,520)     (13,762,955)
FORTUNE e-50(R) Index Fund                                8,940,004        162,167       (3,781,224)      (3,619,057)

6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2002, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $        --     $        --
Dow Jones U.S. Large Cap Value Index Fund                       18,637,890      12,079,090
Dow Jones U.S. Small Cap Growth Index Fund                      21,003,417      10,896,811
Dow Jones U.S. Small Cap Value Index Fund                       34,512,375       6,869,930
Dow Jones Global Titans Index Fund                               8,511,006              --
Wilshire REIT Index Fund                                        12,703,618              --
Morgan Stanley Technology Index Fund                            24,121,040       5,995,752
Morgan Stanley Internet Index Fund                               7,821,544       4,041,318
FORTUNE 500(R) Index Fund                                       55,952,549      16,277,533
FORTUNE e-50(R) Index Fund                                              --       3,911,997

For the year ended June 30, 2002, the Trust had purchases and sales of investment securities, excluding short-term securities, as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 3,722,732    $ 3,725,048
Dow Jones U.S. Large Cap Value Index Fund                       4,474,581      4,368,732
Dow Jones U.S. Small Cap Growth Index Fund                      7,822,904      7,826,985
Dow Jones U.S. Small Cap Value Index Fund                       9,656,761     10,407,873
Dow Jones Global Titans Index Fund                              2,870,165      2,455,431
Wilshire REIT Index Fund                                        3,358,970      3,005,560
Morgan Stanley Technology Index Fund                           24,562,315     24,722,901
Morgan Stanley Internet Index Fund                              3,029,420      3,052,657
FORTUNE 500(R) Index Fund                                       3,276,423      3,192,336
FORTUNE e-50(R) Index Fund                                      3,406,703      3,404,536

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley Technology Index Fund, and Morgan Stanley Internet Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(R) Index Fund and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(R) Index Fund                                    1:8.448

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2002.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                              PERCENTAGE
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      100.00%
Dow Jones U.S. Large Cap Value Index Fund                       100.00
Dow Jones U.S. Small Cap Value Index Fund                        42.22
Dow Jones Global Titans Index Fund                               83.17
FORTUNE 500(R) Index Fund                                        99.98

Long term capital gains dividends for the purposes of the dividends paid deduction:

                                                              AMOUNT
---------------------------------------------------------------------
Dow Jones U.S. Small Cap Value Index Fund                     $22,200
Wilshire REIT Index Fund                                       25,804

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2002

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     6                 6                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1                 3                 3
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13                 3                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    ------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1
    ------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    ------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    14
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4                 3                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0                 5                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0                 5                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     6                 2                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    12
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5                 5                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    11
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     7                 4                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3                 3                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     1
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     3                 6                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1                 8                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1                 7                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

   MORGAN STANLEY INTERNET INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     7                13                 7                 6                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                    10                 9                 4                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 8                 5                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 6                18                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 6                17                 9                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                10                19                 1                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                14                 6                 5                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     12
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     8
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE 500(R) INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     0                 0                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 7                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

   FORTUNE e-50(R) INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       06/30/02                     8                 4                 4                 7                 6
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 5                 2                10                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    13                 5                 3                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 7                 4                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 8                 7                 9                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    14                 8                 9                 4                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    5                 9                 4                 5                 3
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2002
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS AND INTERESTED DIRECTORS

                                                                                 NUMBER OF
                          POSITION    TERM OF OFFICE                             PORTFOLIOS IN
                          HELD WITH   AND LENGTH OF    PRINCIPAL OCCUPATION      FUND COMPLEX         OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     THE TRUST   TIME SERVED      DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
---------------------     ---------   --------------   --------------------      -------------------  -------------------
INTERESTED TRUSTEE
Timothy B. Harbert*       Trustee     Unlimited        President of State                10           Chairman of SSgA
SSgA Funds                            Elected:         Street Global Advisors
Management, Inc.                      September 2000   (1990- present);
Two International Place                                Executive Vice President
Boston, MA 02110                                       of State Street
Age: 50                                                Corporation
                                                       (1996-present); Member,
                                                       Executive Operating
                                                       Group of State Street
                                                       Corporation (1995-
                                                       present).
Agustin J. Fleites*       Trustee,    Unlimited        Principal, State Street           10           SSgA Cash
SSgA Funds                President   Elected:         Global Advisors (1987-                         Management Fund,
Management, Inc.                      August 2001      present); Member SSgA                          Dublin, Ireland,
Two International Place                                Investment Committee                           Director
Boston, MA 02110                                       (1994-present).
Age: 35
INDEPENDENT TRUSTEES
David M. Kelly            Trustee     Unlimited        President and Chief               10           Chicago Stock
4 Jodi Lane                           Elected:         Executive Officer, NSCC                        Exchange (Public
Chatham, NJ 07928                     September 2000   (1983-February 2000);                          Governor/Director);
Age: 63                                                Vice Chairman, DTCC                            Penson Worldwide
                                                       (1999-February 2000);                          Inc. (Director):
                                                       Vice Chairman and CEO,                         Thomas Murray Ltd.
                                                       Government Securities                          Director
                                                       Clearing Corp. (1990-
                                                       February 2000).
Frank Nesvet              Trustee     Unlimited        Chief Executive Officer,          10           Libra Group, Inc.
63 Eliot Hill Road                    Elected:         Libra Group, Inc. (1998-
Natick, MA 01760                      September 2000   present); Managing
Age: 58                                                Director, Senior Vice
                                                       President and Fund
                                                       Treasurer, New England
                                                       Funds (1993-1998).
Helen F. Peters           Trustee     Unlimited        Dean, Carroll School of           10           N/A
133 South Street                      Elected:         Management, Boston
Needham, MA 02492                     September 2000   College (August 2000-
Age: 53                                                present); (Partner),
                                                       Samuelson Peters, LLC
                                                       (1999-August 2000);
                                                       (Director of Global Bond
                                                       Group), Scudder Kemper
                                                       Investments (1998-1999);
                                                       (Chief Investment
                                                       Officer), Colonial
                                                       Management (1991-1998).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS AND INTERESTED DIRECTORS

                                                                                   NUMBER OF
                           POSITION    TERM OF OFFICE                              PORTFOLIOS IN
                           HELD WITH   AND LENGTH OF    PRINCIPAL OCCUPATION       FUND COMPLEX         OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      THE TRUST   TIME SERVED      DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
---------------------      ---------   --------------   --------------------       -------------------  -------------------
OFFICERS:
James E. Ross              Vice        Unlimited        Principal, State Street            N/A          N/A
SSgA Funds                 President   Elected:         Global Advisors (March
Management, Inc.                       September 2000   2000 to present); Vice
Two International Place                                 President, State Street
Boston, MA 02110                                        Bank and Trust Company
Age: 36                                                 (1998- March 2000);
                                                        Assistant Vice President,
                                                        State Street Bank and
                                                        Trust Company
                                                        (1996-1998), Assistant
                                                        Secretary, State Street
                                                        Bank and Trust Company
                                                        (1995-1996).
Kathleen C. Cuocolo        Treasurer   Unlimited        Executive Vice President,          N/A          N/A
State Street Bank and                  Elected:         State Street Bank and
Trust Company                          September 2000   Trust Company (March
Two Avenue de Lafayette                                 2000- present); Senior
Boston, MA 02111                                        Vice President
Age: 49                                                 (1995-March 2000);
                                                        Executive Operating Group
                                                        (1999-present); CPA in
                                                        Massachusetts.
Donald A. Gignac           Assistant   Unlimited        Vice President, State              N/A          N/A
State Street Bank and      Treasurer   Elected:         Street Bank and Trust
Trust Company                          September 2000   Company (1993 to
2 Avenue de Lafayette                                   present).
Boston, MA 02111
Age: 37
Mary Moran Zeven           Secretary   Unlimited        Vice President and                 N/A          N/A
State Street Bank and                  Elected:         Associate Counsel, State
Trust Company                          August 2001      Street Bank and Trust
One Federal Street                                      Company since 2000; Vice
Boston, MA 02110                                        President and Counsel,
Age: 40                                                 PFPC, Inc. 1999 to 2000;
                                                        Counsel, Curtis, Mallet-
                                                        Prevost, Colt & Mosle,
                                                        LLP 1996 to 1999 (law
                                                        firm).
Stephanie M. Nichols       Assistant   Unlimited        Counsel, State Street              N/A          N/A
State Street Bank and      Secretary   Elected:         Bank
Trust Company                          May 2002         and Trust Company
One Federal Street                                      (1997-present).
Boston, MA 02110
Age: 31

The SAI for the Funds includes additional information about Fund trustees and is available, without charge, upon request by calling 1-866-s-tracks.

* Mr. Harbert and Mr. Fleites are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their positions as officers of the Adviser.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of streetTRACKS(R) Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the streetTRACKS(R) Series Trust (comprising, respectively, the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley Technology Index Fund, Morgan Stanley Internet Index Fund, FORTUNE 500(R) Index Fund, and FORTUNE e-50(R) Index Fund), (collectively, the "Funds") as of June 30, 2002, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from commencement of operations through June 30, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS(R) Series Trust at June 30, 2002, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
August 9, 2002

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streetTRACKS(R) SERIES TRUST


TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Frank Nesvet
Helen F. Peters


OFFICERS
Augustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Donald A. Gignac, Assistant Treasurer
Mary Moran Zeven, Secretary
Stephanie M. Nichols, Assistant Secretary


INVESTMENT MANAGER
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


LEGAL COUNSEL
Mayer Brown, Rowe & Maw
1675 Broadway
New York, New York 10019


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110





streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

[streetTRACKS GRAPHIC]*The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

                       For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley Technology, FORTUNE e-50 and Wilshire REIT Funds:
                       In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

                       For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

                       In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

                       streetTRACKS are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

                       SPDRs, and Select Sector SPDRs are distributed by ALPS Mutual Funds Services, Inc., a registered broker-dealer. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "Standard & Poor's Depository Receipts(R)", "SPDRs(R)", "Select Sector SPDR(R)", "Select Sector SPDRs(R)", and "Select Sector Standard & Poor's Depository Receipts(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them.

                       For more information on streetTRACKS, or to obtain a prospectus, call:

                       1-866-S-TRACKS

                       or visit

                       WWW.STREETTRACKS.COM

                       Please read the prospectus carefully before you invest or send money.

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